UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279
Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)
400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.6%)
Government Obligations (45.1%)
U.S. Government and Agencies Obligations (44.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.8%)
$1,550,000		3.500%	02/15/30	$1,466,267
1,825,000		4.500%	01/15/15	1,773,148
973,106		5.000%	09/01/34	952,739
1,013,538	(k)	5.500%	12/01/17	1,036,555
6,928,040	(k)	5.500%	05/01/34	6,966,121
3,460,771		5.500%	10/01/34	3,475,360
1,945,000	(i)	5.500%	04/01/35	1,949,862
559,004		6.500%	09/01/32	583,699
				18,203,751
Federal National Mortgage Association (FNMA) (26.4%)
2,150,000		3.250%	01/15/08	2,096,441
1,375,000		3.500%	01/28/08	1,349,116
500,000		4.250%	05/15/09	496,999
386,650		5.000%	05/01/18	387,211
775,219		5.000%	06/01/18	776,011
1,616,749	(k)	5.000%	07/01/18	1,619,016
1,044,172		5.000%	11/01/33	1,023,811
2,909,056		5.000%	05/01/34	2,846,005
6,025,000	(i)	5.000%	04/01/35	5,889,438
2,900,000		5.125%	01/02/14	2,898,683
277,916		5.500%	09/01/17	283,849
1,208,006		5.500%	02/01/18	1,233,775
4,513,159		5.500%	04/01/33	4,532,678
1,933,933		5.500%	05/01/33	1,942,317
1,374,153		5.500%	12/01/33	1,378,703
1,750,212		5.500%	02/01/34	1,757,014
4,283,830		5.500%	03/01/34	4,299,000
8,533,980		5.500%	04/01/34	8,561,066
586,826		5.500%	09/01/34	588,634
2,000,000		5.500%	02/01/35	2,004,271
3,430,000	(i)	5.500%	04/01/35	3,434,288
1,524,032	(k)	6.000%	09/01/17	1,578,724
3,402,659		6.000%	10/01/32	3,499,506
2,361,022		6.000%	11/01/32	2,428,221
4,185,011		6.000%	03/01/33	4,321,716
1,622,132		6.437%	01/01/08	1,681,013
906,204	(k)	6.500%	12/01/31	946,973
241,971		6.500%	02/01/32	252,604
1,444,991	(k)	6.500%	04/01/32	1,512,017
545,110		6.500%	05/01/32	569,080

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$1,164,780		6.500%	07/01/32	$1,218,687
1,459,263		6.500%	08/01/32	1,524,315
1,013,537		6.500%	09/01/32	1,059,176
4,066,391	(k)	6.500%	09/01/32	4,247,947
1,275,513		6.500%	10/01/32	1,334,229
916,234		7.000%	07/01/31	974,780
1,380,038		7.000%	09/01/31	1,467,622
1,485,505	(k)	7.000%	11/01/31	1,569,165
420,058		7.000%	02/01/32	445,323
205,661		7.000%	03/01/32	218,020
873,364		7.000%	07/01/32	926,254
649,568		7.500%	04/01/31	701,038
329,065		7.500%	05/01/31	355,165
				82,229,901
Government National Mortgage Association (GNMA) (1.0%)
—	(c) (g)	0.997%	06/17/45	1,869,742
847,126		5.500%	12/15/34	855,593
365,000	(i)	5.500%	04/01/35	368,194
25,180		8.500%	10/15/22	27,681
13,591		8.500%	12/15/22	14,941
				3,136,151
Other Agency Obligations (1.4%)
4,500,000	Federal Home Loan Bank System (k)	3.250%	08/11/06	4,464,549
U.S. Treasury (10.0%)
825,000	Bond	1.875%	01/31/06	815,074
150,000	Bond	2.250%	02/15/07	145,910
8,150,000	Bond	2.500%	10/31/06	8,001,010
7,425,000	Bond	3.375%	10/15/09	7,188,907
4,405,000	Bond	5.375%	02/15/31	4,800,935
375,000	Bond	5.750%	08/15/10	402,422
4,204,872	Inflation Indexed Notes (h)	1.875%	07/15/13	4,278,184
180,000	Note	3.500%	02/15/10	174,706
5,590,000	Note	4.250%	11/15/14	5,474,488
				31,281,636
	Total U.S. Government and Agencies Obligations (Cost: $139,483,345)			139,315,988
Other Government Obligations (.5%)
Provincial or Local Government Obligations (.5%)
1,500,000	Province of Quebec (b)	7.000%	01/30/07	1,575,428
	Total Other Government Obligations (Cost: $1,604,113)			1,575,428
	Total Government Obligations (Cost: $141,087,458)			140,891,416

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations (52.5%)
Basic Materials (.8%)
Agriculture Products (.8%)
$2,250,000	Cargill, Inc.-144A Issue (f)	6.375%	06/01/12	$2,435,555
Capital Goods (.4%)
Asset-Backed Securities (.4%)
1,376,362	MMCA Automobile Trust	4.560%	11/16/09	1,376,935
Communication Services (1.8%)
Broadcasting (.5%)
1,525,000	COX Communications, Inc.	7.750%	11/01/10	1,693,752
Cellular (.4%)
1,210,000	US Cellular Corporation	6.700%	12/15/33	1,257,915
Telephone (.9%)
2,100,000	Sprint Capital Corporation	8.750%	03/15/32	2,724,458
Consumer Cyclical (1.3%)
Building Materials (.3%)
850,000	CRH America, Inc.	6.400%	10/15/33	909,529
Textiles (1.0%)
2,850,000	Mohawk Industries, Inc.	6.500%	04/15/07	2,971,193
Energy (3.3%)
Oil & Gas (1.9%)
2,500,000	Husky Energy, Inc. (b)	6.250%	06/15/12	2,676,382
1,585,000	Nexen, Inc. (b)	5.875%	03/10/35	1,516,021
1,700,000	Valero Logistics Operations LP	6.050%	03/15/13	1,771,385
				5,963,788
Pipelines (1.4%)
2,400,000	Energy Transfer Partners-144A Issue (f)	5.950%	02/01/15	2,446,140
1,650,000	Magellan Midstream Partners	6.450%	06/01/14	1,766,813
				4,212,953
Financial (39.4%)
Asset-Backed Securities (8.8%)
188,988	Associates Manufactured Housing Pass Through Certificates	6.900%	06/15/27	191,556
1,900,000	Associates Manufactured Housing Pass Through Certificates	7.725%	06/15/28	1,955,414
2,650,000	Citibank Credit Card Issuance Trust (m)	5.500%	03/24/17	2,667,805
1,461,863	Green Tree Financial Corporation	6.400%	10/15/18	1,487,527
970,410	Green Tree Financial Corporation	7.350%	05/15/27	1,014,823
125,413	Green Tree Financial Corporation	8.900%	04/15/25	126,462
3,550,000	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	3,586,038
914,566	Mid-State Trust	7.400%	07/01/35	964,120
2,011,635	MMCA Automobile Trust	4.600%	08/17/09	2,023,128

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$959,444	MMCA Automobile Trust	5.370%	01/15/10	$962,179
—	Multi Security Asset Trust-144A Issue (e) (g) (m)	1.067%	11/28/35	1,520,948
1,540,000	Multi Security Asset Trust-144A Issue (e) (m)	5.880%	11/28/35	1,489,490
745,048	National Collegiate Trust	7.240%	09/20/14	728,083
1,564,160	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,610,711
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,473,618
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	698,033
1,275,000	Residential Asset Mortgage Products, Inc. (l)	5.683%	09/25/33	1,288,431
1,125,000	Residential Asset Mortgage Products, Inc.	5.920%	08/25/33	1,145,608
1,500,000	Residential Asset Mortgage Products, Inc. (l)	6.092%	12/25/33	1,526,368
1,100,000	Residential Funding Mortgage Securities (l)	5.090%	07/25/33	1,093,717
				27,554,059
Auto Finance (2.1%)
1,525,000	Ford Motor Credit Company (c)	3.750%	11/16/06	1,509,292
1,750,000	Ford Motor Credit Company	7.375%	10/28/09	1,757,648
3,325,000	General Motors Acceptance Corporation (c)	3.560%	01/16/07	3,185,968
				6,452,908
Banks (.5%)
1,525,000	Wachovia Bank NA	4.800%	11/01/14	1,479,392
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (4.1%)
831,529	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	840,582
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.916%	07/25/09	1,425
202,129	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	208,225
1,989,119	Charlie Mac	5.000%	10/25/34	1,939,835
1,003,742	Chase Mortgage Finance Corporation	5.500%	10/25/33	996,217
547,955	CitiCorp Mortgage Securities, Inc.	6.750%	03/25/25	549,581
630,505	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	643,509
2,604,840	Global Mortgage Securitization, Ltd.-44A Issue (e)	5.250%	11/25/32	2,541,977
2,871,771	Master Asset Securitization Trust	5.500%	11/25/33	2,859,063
802,737	Mellon Residential Funding Corporation	6.750%	06/25/28	800,871
147,989	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	147,399
1,254,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,256,287
				12,784,971
Commercial Finance (.7%)
2,425,000	Block Financial Corporation	5.125%	10/30/14	2,331,921

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—Continued
Commercial Mortgage-Backed Securities (11.7%)
$751,560	277 Park Avenue Finance Corporation-144A Issue (f)	7.580%	05/12/12	$789,616
2,400,000	277 Park Avenue Finance Corporation-144A Issue (f)	7.680%	05/12/12	2,526,781
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.951%	10/13/26	690,876
—	Asset Securitization Corporation (c) (g)	1.409%	08/13/29	257,076
2,250,000	Asset Securitization Corporation (c)	6.786%	11/13/29	2,385,183
2,350,000	Bear Stearns Commercial Mortgage-144A Issue (f)	5.426%	05/14/16	2,331,091
1,125,000	Bear Stearns Commercial Mortgage-144A Issue (f)	6.000%	07/15/31	1,137,154
2,500,000	FFCA Secured Lending Corporation-144A Issue (e)	6.940%	09/18/25	2,625,756
2,000,000	First Union - Chase Commercial Mortgage	7.062%	06/15/31	2,155,832
1,400,000	GS Mortage Securities Corporation 144A Issue (f)	6.733%	02/14/16	1,501,702
1,500,000	GS Mortgage Securities Corporation II (c)	6.896%	07/13/30	1,589,177
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	3.220%	10/03/15	3,298,368
1,575,000	Hilton Hotel Pool Trust-144A Issue (f)	7.458%	10/03/15	1,723,775
2,000,000	LB-UBS Commercial Mortgage Trust	4.742%	02/15/30	1,945,908
1,250,000	Meristar Commercial Mortgage Trust-144A Issue (f)	8.290%	03/03/16	1,355,721
1,300,000	Morgan Stanley Dean Witter Capital-144A Issue (f)	6.321%	07/11/11	1,336,347
2,000,000	Mortgage Capital Funding, Inc. (c)	7.106%	06/18/30	2,124,742
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,576,946
2,500,000	Paine Webber Mortgage Acceptance Corporation-144A Issue (f)	7.655%	01/02/12	2,640,872
2,500,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	2,450,243
				36,443,166
Consumer Finance (.5%)
1,550,000	Household Finance Corporation	4.125%	11/16/09	1,507,094
Finance - Diversified (4.6%)
1,892,607	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	1,798,544
2,000,000	Allstate Life Global Funding II	3.500%	07/30/07	1,963,870
2,993,000	Fund American Companies, Inc.	5.875%	05/15/13	3,038,817
2,500,000	International Lease Finance Corporation	4.350%	09/15/08	2,474,588
2,000,000	Principal Life Global Funding I-144A Issue (f)	6.250%	02/15/12	2,148,324
2,800,000	St. George Funding Company LLC-144A
	Issue (b) (c) (e)	8.485%	12/29/49	3,067,644
				14,491,787
Insurance (1.7%)
900,000	Assurant, Inc.	5.625%	02/15/14	913,796
1,150,000	Assurant, Inc.	6.750%	02/15/34	1,247,483
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	3,028,071
				5,189,350
Investment Bankers/Brokers (1.7%)
2,450,000	Goldman Sachs Group, Inc.	6.345%	02/15/34	2,510,976
2,500,000	Morgan Stanley	6.750%	04/15/11	2,724,805
				5,235,781

See accompanying notes to investments in securities.

Principal Shares		Coupon	Maturity	Market Value(a)
Financial—continued
Real Estate Investment Trust (.8%)
$2,450,000	Westfield Capital Corporation-144A Issue (b) (f)	5.125%	11/15/14	$2,413,186
Real Estate Investment Trust - Apartments (—)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	263,913
Real Estate Investment Trust - Diversified (1.0%)
3,050,000	Vornado Realty LP	5.625%	06/15/07	3,125,857
Real Estate Investment Trust - Health Care (.7%)
2,210,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,123,048
Real Estate Investment Trust - Office Property (.5%)
1,500,000	Arden Realty LP	5.250%	03/01/15	1,452,468
Real Estate Investment Trust - Shopping Centers (—)
300,000	Weingarten Realty Investors	7.220%	06/01/05	301,901
Health Care (.4%)
Managed Care (.4%)
1,250,000	Wellpoint, Inc. - 144A Issue (f)	5.950%	12/15/34	1,255,071
Technology (.5%)
Computer Services & Software (.5%)
1,625,000	Computer Associates International, Inc.-144A Issue (f)	5.625%	12/01/14	1,598,145
Transportation (1.4%)
Railroads (1.4%)
2,400,000	Norfolk Southern Corporation	9.000%	03/01/21	3,232,738
1,250,000	Union Pacific Corporation-144A Issue (f)	5.214%	09/30/14	1,237,475
				4,470,213
Utilities (3.2%)
Electric Companies (3.2%)
1,250,000	Appalachian Power Company	4.800%	06/15/05	1,253,876
2,250,000	Georgia Power Company	5.500%	12/01/05	2,278,258
2,600,000	Oncor Electric Delivery Company	7.250%	01/15/33	3,089,988
1,400,000	Pacific Gas & Electric Company	6.050%	03/01/34	1,437,541
1,950,000	Pennsylvania Electric Company	5.125%	04/01/14	1,912,736
				9,972,399
	Total Corporate Obligations (Cost: $164,176,717)			163,992,708
	Total Long-Term Debt Securities (Cost: $305,264,175)			304,884,124
Preferred Stocks (1.0%)
Financial (1.0%)
Real Estate Investment Trust - Diversified (.5%)
70,000	PS Business Parks, Inc.	7.000%		1,699,600
Real Estate Investment Trust - Self Storage (.5%)
65,000	Public Storage, Inc.	6.250%		1,558,050
	Total Preferred Stocks (Cost: $3,375,000)			3,257,650

See accompanying notes to investments in securities.

Principal Shares		Coupon	Maturity	Market Value(a)
Short-Term Securities (21.0%)
Security Lending Collateral (13.7%)
Commercial Paper (3.6%)
$1,487,544	Cedar Springs Capital Company (d)	2.820%	04/26/05	$1,484,673
867,734	Corporate Asset Security, Ltd. (d)	2.720%	04/08/05	867,265
867,734	Corporate Asset Security, Ltd. (d)	2.810%	04/04/05	867,534
1,735,468	George Street Financing LLC (d)	2.820%	04/15/05	1,733,594
1,239,620	Legacy Capital LLC (d)	2.820%	04/22/05	1,237,612
1,487,544	Lehman Brothers Holdings	1.000%	08/16/05	1,487,544
743,772	Morgan Stanley	1.580%	05/10/05	743,772
1,487,544	Neptune Funding Corporation (d)	2.660%	04/01/05	1,487,544
1,309,782	Ticonderoga Funding LLC (d)	2.630%	04/04/05	1,309,481
				11,219,019
Corporate Notes (1.0%)
1,239,620	Metropolitan Life Global Funding I	2.580%	03/06/06	1,239,310
1,239,620	Morgan Stanley (c)	2.417%	08/13/10	1,239,632
495,848	Premium Asset Trust	2.426%	05/13/05	495,843
				2,974,785
Repurchase Agreements (9.1%)
8,468,933	Greenwich Capital, Wells Fargo and JP Morgan Repurchase
	Agreement account; dated 3/31/05, rate 2.900%, due 4/1/05;
	proceeds $8,469,615 (Collateralized by Corporate Obligations)			8,468,933
9,907,149	Morgan Stanley, Wells Fargo and Bank of New York Repurchase
	Agreement account; dated 03/31/05, rate 2.850%, due 4/1/05;
	proceeds $9,907,933 (Collateralized by Corporate Obligations)			9,907,149
10,184,766	Morgan Stanley, Wells Fargo and Bank of New York Repurchase
	Agreement account; dated 3/31/2005, rate 2.925%, due 4/1/05;
	proceeds $10,185,594 (Collateralized by Corporate Obligations)			10,184,766
				28,560,848
	Total Security Lending Collateral (Cost: $42,754,652)			42,754,652
Investment Companies (7.3%)
12,671,592	American Beacon Funds, current rate 2.690%			12,671,592
17,655	BlackRock Provident Institutional TempFund, current rate 2.655%			17,655
9,950,000	JPMorgan Prime Money Market Fund, current rate 2.640%			9,950,000
	Total Investment Companies (Cost: $22,639,247)			22,639,247
	Total Short-Term Securities (Cost: $65,393,899)			65,393,899
	Total Investments in Securities (Cost: $374,033,074) (n)			$373,535,673
	Payable upon return of securities loaned (13.7%)			(42,754,652)
	Liabilities in excess of cash and other assets (-5.9%)			(18,499,363)
	Total Net Assets (100%)			$312,281,658

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 3.6% of net assets in foreign securities at March 31, 2005.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 2.9% of the Portfolio’s net assets at March 31, 2005.

(e)          Represents ownership in an illiquid security.  (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at March 31, 2005, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant St Associates-144A Issue*	06/12/03	$2,089,670
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
FFCA Secured Lending Corporation*	03/31/05	2,623,828
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,582,577
Multi Security Asset Trust-144A Issue*	02/24/05	1,560,000
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc. †..	03/25/03	1,639,396
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
		$14,873,882

* A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

† Represents a private placement security.

(f)            Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)         U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)             At March 31, 2005 the total cost of investments issued on a when-issued or forward commitment basis is $11,660,548.

(j)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)          Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2005.

(l)             Stepped rate security.  Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)       These securities are being fair-valued according to procedures approved by the Board of Directors.

(n)         At March 31, 2005 the cost of securities for federal income tax purposes was $374,274,000. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,965,403
Gross unrealized depreciation	(4,703,730)
Net unrealized depreciation	$(738,327)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (34.6%)
Basic Materials (4.6%)
Chemicals (2.1%)
$2,000,000	Du Pont EI De Nemours Company	2.740%	05/09/05	$1,994,216
Manufacturing (2.5%)
2,500,000	Minnesota Mining & Manufacturing Company	2.730%	05/19/05	2,490,900
Consumer Cyclical (10.3%)
Household Products (4.6%)
1,000,000	Fortune Brands, Inc. (d)	2.610%	04/19/05	998,695
1,000,000	Fortune Brands, Inc. (d)	2.620%	05/02/05	997,744
2,500,000	Procter & Gamble Company (d)	2.930%	06/13/05	2,485,146
				4,481,585
Printing and Publishing (2.1%)
2,000,000	Knight Ridder, Inc. (d)	2.500%	04/06/05	1,999,306
Publishing (2.1%)
2,000,000	Gannett Company, Inc. (d)	2.560%	04/28/05	1,996,160
Retail (1.5%)
1,500,000	Wal-Mart Stores, Inc. (d)	2.800%	06/08/05	1,492,067
Consumer Staples (8.8%)
Beverage (5.2%)
1,500,000	Anheuser-Busch Companies, Inc. (d)	2.540%	04/18/05	1,498,201
1,500,000	PepsiCo, Inc. (d)	2.700%	04/29/05	1,496,850
2,000,000	The Coca-Cola Company	2.680%	05/05/05	1,994,938
				4,989,989
Food (3.6%)
1,500,000	Cargill, Inc. (d)	2.830%	05/24/05	1,493,750
1,000,000	Nestle Capital Corporation (d)	2.580%	04/19/05	998,710
1,000,000	Nestle Capital Corporation (d)	2.870%	05/31/05	995,217
				3,487,677
Financial (6.7%)
Auto Finance (2.1%)
2,000,000	American Honda Finance	2.540%	04/07/05	1,999,153
Commercial Finance (2.1%)
2,000,000	General Electric Capital Corporation	2.600%	04/11/05	1,998,555
Consumer Finance (2.5%)
1,000,000	AIG Sunamerica Global Financing II	2.620%	04/21/05	998,544
1,500,000	AIG Sunamerica Global Financing II	2.800%	05/11/05	1,495,333
				2,493,877
Technology (2.1%)
Computer Hardware (2.1%)
2,000,000	IBM Corporation	2.720%	05/10/05	1,994,107

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Transportation (2.1%)
Air Freight (2.1%)
$2,000,000	United Parcel Service, Inc.	2.510%	04/13/05	$1,998,327
	Total Commercial Paper (Cost: $33,415,919)			33,415,919

U.S. Government Obligations (51.7%)
Discount Note (51.7%)
2,000,000	Federal Home Loan Bank	2.570%	04/15/05	1,998,001
2,500,000	Federal Home Loan Bank	2.610%	04/22/05	2,496,194
2,000,000	Federal Home Loan Bank	2.710%	05/06/05	1,994,730
2,500,000	Federal Home Loan Mortgage Corporation	2.470%	04/05/05	2,499,314
1,950,000	Federal Home Loan Mortgage Corporation	2.620%	04/26/05	1,946,452
2,500,000	Federal Home Loan Mortgage Corporation	2.630%	04/25/05	2,495,617
2,500,000	Federal Home Loan Mortgage Corporation	2.720%	05/03/05	2,493,956
2,505,000	Federal Home Loan Mortgage Corporation	2.780%	05/17/05	2,496,102
2,500,000	Federal National Mortgage Association	2.470%	04/04/05	2,499,485
2,000,000	Federal National Mortgage Association	2.500%	04/08/05	1,999,028
2,500,000	Federal National Mortgage Association	2.520%	04/12/05	2,498,075
2,500,000	Federal National Mortgage Association	2.530%	04/13/05	2,497,892
2,000,000	Federal National Mortgage Association	2.560%	04/20/05	1,997,298
1,500,000	Federal National Mortgage Association	2.580%	04/14/05	1,498,602
3,000,000	Federal National Mortgage Association	2.620%	05/04/05	2,992,795
2,000,000	Federal National Mortgage Association	2.660%	04/27/05	1,996,158
2,000,000	Federal National Mortgage Association	2.760%	05/18/05	1,992,793
2,500,000	Federal National Mortgage Association	2.760%	05/12/05	2,492,142
2,500,000	Federal National Mortgage Association	2.760%	05/13/05	2,491,950
2,000,000	Federal National Mortgage Association	2.810%	05/16/05	1,992,975
2,000,000	Federal National Mortgage Association	2.810%	05/20/05	1,992,350
2,500,000	Federal National Mortgage Association	2.850%	05/25/05	2,489,312
	Total U.S. Government Obligations (Cost: $49,851,221)			49,851,221

Other Short-Term Investments (14.5%)
Beverage (2.1%)
2,000,000	Diageo Capital PLC (b)	6.125%	08/15/05	2,028,360
Consumer Finance (2.1%)
2,000,000	American General Corporation	7.750%	04/01/05	2,000,000
Drugs (4.7%)
1,516,000	Merck & Company, Inc.	6.750%	09/19/05	1,545,651
3,000,000	Pfizer Inc. (c)	2.690%	11/04/05	3,000,000
				4,545,651
Electrical Equipment (2.1%)
2,000,000	Emerson Electric Company	7.875%	06/01/05	2,018,874
Manufacturing (1.5%)
1,500,000	Honeywell International, Inc.	6.875%	10/03/05	1,533,341

See accompanying notes to investments in securities.

Principal/Shares		Rate	Maturity	Market Value(a)
Other Short-Term Investments—continued
Oil & Gas (2.0%)
$1,860,000	Total SA (b)	7.000%	10/05/05	$1,901,901
	Total Other Short-Term Investments (Cost: $14,028,127)			14,028,127

Investment Companies (1.4%)
1,063,958	Federated Money Market Obligation Trust -
	Prime Obligation Fund, current rate 2.600%			1,063,958
265,486	JPMorgan Prime Money Market Fund, current rate 2.640%			265,486
	Total Investment Companies (Cost: $1,329,444)			1,329,444
	Total Investments in Securities (Cost: $98,624,711) (e)			$98,624,711

	Liabilities in excess of cash and other assets (-2.2%)			(2,130,937)
	Total Net Assets (100%)			$96,493,774

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 4.1% of net assets in foreign securities at March 31, 2005.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 17.0% of the Portfolio’s net assets as of March 31, 2005.

(e)          Also represents the cost of securities for federal income tax purposes at March 31, 2005.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (98.5%)
Government Obligations (55.6%)
U.S. Government and Agencies Obligations (55.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.3%)
$934,112	(j)	5.500%	05/01/34	$939,255
691,924		5.500%	05/01/34	695,719
175,000	(g)	5.500%	04/01/35	175,438
805,185		6.500%	11/01/32	836,828
				2,647,240
Federal National Mortgage Association (FNMA) (49.8%)
797,783		4.500%	08/01/18	781,463
1,389,589		4.500%	05/01/19	1,359,834
1,817,254	(j)	5.000%	05/01/18	1,819,890
1,134,643		5.000%	08/01/33	1,112,518
9,304,391	(j)	5.000%	11/01/33	9,122,958
3,484,000	(j)	5.000%	01/01/34	3,416,063
12,219,485		5.000%	03/01/34	11,954,641
1,145,727		5.000%	05/01/34	1,120,895
3,055,000		5.000%	03/01/35	2,988,787
1,500,000	(g)	5.000%	04/01/35	1,466,250
1,305,952	(j)	5.500%	02/01/18	1,333,811
1,250,000	(g)	5.500%	04/01/18	1,273,438
1,662,238		5.500%	02/01/24	1,679,688
3,223,685		5.500%	04/01/33	3,237,627
1,294,922		5.500%	05/01/33	1,299,884
5,565,538		5.500%	03/01/34	5,590,922
6,171,469		5.500%	04/01/34	6,193,510
450,125		5.500%	05/01/34	451,086
5,754,415		5.500%	07/01/34	5,776,429
1,956,087		5.500%	09/01/34	1,962,114
1,549,974		5.500%	10/01/34	1,553,284
1,995,354		5.500%	02/01/35	2,000,564
274,277		6.000%	09/01/32	281,740
580,499		6.000%	10/01/32	597,020
2,661,346	(j)	6.000%	10/01/32	2,737,096
2,375,726		6.000%	11/01/32	2,442,933
2,624,783		6.000%	03/01/33	2,709,765
800,389		6.000%	12/01/33	818,332
975,111		6.000%	08/01/34	996,956
911,613		6.000%	09/01/34	932,035
514,767		6.000%	11/01/34	526,299
5,750,000	(g)	6.000%	04/01/35	5,875,781

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$1,255,741		6.500%	02/01/32	$1,310,979
996,660	(j)	6.500%	02/01/32	1,040,456
887,096		6.500%	04/01/32	928,244
389,364		6.500%	05/01/32	406,485
2,920,665		6.500%	07/01/32	3,052,482
98,055		6.500%	09/01/32	101,947
468,177		6.500%	09/01/34	486,076
257,852		6.500%	11/01/34	267,711
1,950,000	(g)	6.500%	04/01/35	2,023,125
1,248,764	(j)	7.000%	09/01/31	1,323,178
145,638		7.000%	11/01/31	153,840
790,058		7.000%	02/01/32	837,527
936,666		7.000%	06/25/32	986,133
148,801		7.000%	07/01/32	158,109
217,856		7.500%	04/01/31	235,118
220,893	(c) (j)	8.108%	12/25/15	226,902
				98,951,925
Government National Mortgage Association (GNMA) (3.7%)
—	(c) (f)	0.388%	03/16/42	739,351
—	(c) (f)	0.997%	06/17/45	1,306,796
—	(c) (f)	1.201%	07/16/40	842,951
—	(c) (f)	1.314%	03/16/34	726,135
459,431		5.000%	11/15/33	454,020
3,189,180		5.500%	12/15/34	3,221,056
				7,290,309
State and Local Government Obligations (.7%)
1,305,000	Pleasant Hill California	7.950%	09/20/15	1,344,228
Vendee Mortgage Trust (.1%)
249,327	Vendee Mortgage Trust	7.793%	02/15/25	262,484
	Total U.S. Government and Agencies Obligations (Cost: $111,463,415)			110,496,186

Asset-Backed Securities (17.4%)
2,200,000	Associates Manufactured Housing Pass Through Certificates	7.900%	03/15/27	2,275,202
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,285,428
5,291,000	BankAmerica Manufactured Housing Contract Trust	7.800%	10/10/26	5,538,970
135,680	Green Tree Financial Corporation	7.050%	01/15/19	141,361
350,000	Green Tree Financial Corporation	7.950%	08/15/25	371,194
760,073	Green Tree Financial Corporation	8.300%	11/15/19	804,355

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$944,027	Green Tree Financial Corporation	8.400%	06/15/19	$999,703
1,418,442	Green Tree Financial Corporation (i)	9.100%	04/15/25	1,696,991
1,394,561	GRMT Fairbanks Trust-144A Issue (c) (d)	4.950%	06/20/32	1,404,832
2,044,728	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	2,073,949
348,167	Metropolitan Asset Funding, Inc.-144A Issue (e)	6.980%	05/20/12	347,536
346,553	Metropolitan Asset Funding, Inc.-144A Issue (e)	7.130%	06/20/12	345,898
2,569,496	Mid-State Trust	7.790%	07/01/12	2,707,194
789,665	MMCA Automobile Trust	5.370%	01/15/10	791,917
—	Multi Security Asset Trust-144A Issue (d) (f) (l)	1.067%	11/28/35	1,287,070
990,000	Multi Security Asset Trust-144A Issue (d) (l)	5.880%	11/28/35	955,840
1,497,557	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	1,551,519
1,722,749	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	1,774,019
107,526	Origen Manufactured Housing	2.020%	10/15/13	106,701
500,000	Origen Manufactured Housing	4.750%	08/15/21	484,152
1,000,000	Origen Manufactured Housing	5.910%	01/15/35	956,206
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	490,874
1,250,000	Residential Asset Mortgage Products, Inc. (k)	6.092%	12/25/33	1,271,973
1,000,000	Residential Funding Mortgage Securities (k)	5.090%	07/25/33	994,288
492,263	The Money Store Home Equity Trust (c)	2.960%	08/15/29	492,231
916,202	Vanderbilt Mortgage Finance	7.070%	12/07/14	934,379
2,250,000	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,400,514
81,386	Whole Auto Loan Trust-144A Issue (d)	6.000%	04/15/09	81,383
	Total Asset-Backed Securities (Cost: $34,437,407)			34,565,679

Other Mortgage-Backed Securities (24.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (14.6%)
389,559	Banc of America Alternative Loan Trust	6.000%	12/25/34	391,091
2,616,336	Banc of America Funding Corporation (c)	5.030%	09/20/34	2,606,280
1,484,146	Banc of America Funding Corporation	6.500%	07/20/32	1,530,310
1,787,788	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,807,251
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (d) (i)	4.100%	03/25/11	250
583,553	Banco Hipotecario Nacional-144A Issue (b) (d) (i)	7.540%	05/31/17	29,178
50,980	Banco Hipotecario Nacional-144A Issue (b) (d) (i)	7.916%	07/25/09	1,274
1,034,137	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	1,031,404
1,927,998	BlackRock Capital Finance LP-144A Issue (e)	7.750%	09/25/26	1,986,147
2,585,855	Charlie Mac	5.000%	10/25/34	2,521,786
1,176,260	Chase Mortgage Finance Corporation	5.500%	10/25/33	1,167,442
2,000,000	Countrywide Home Loan Mortgage Pass Through Trust	4.150%	08/25/33	1,868,057

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$1,891,514	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	$1,930,527
2,162,509	Global Mortgage Securitization, Ltd.-144A Issue (d)	5.250%	11/25/32	2,110,514
47,636	GMAC Mortgage Corporation Loan Trust (c)	4.513%	08/19/34	46,932
2,574,547	Master Asset Securitization Trust	5.500%	11/25/33	2,563,154
287,115	Prudential Home Mortgage Securities-144A Issue (e)	7.900%	04/28/22	285,602
52,449	Prudential Home Mortgage Securities-144A Issue (c) (e)	8.007%	09/28/24	52,307
391,940	Residential Accredit Loans, Inc.-144A Issue (e)	6.250%	03/25/14	395,186
196,666	Sequoia Mortgage Funding Company-144A Issue (e)	6.380%	08/28/31	195,883
107,345	Structured Asset Mortgage Investments, Inc.	6.750%	04/30/30	107,037
2,000,000	Structured Asset Securities Corporation (k)	5.630%	05/25/34	2,003,648
2,700,000	Structured Asset Securities Corporation (k)	6.000%	06/25/34	2,729,306
1,624,944	Wells Fargo Mortgage Backed Securities	5.500%	02/25/34	1,606,817
				28,967,383
Commercial Mortgage-Backed Securities (9.8%)
—	Asset Securitization Corporation (c) (f)	1.951%	08/13/29	916,815
—	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	615,907
—	Asset Securitization Corporation-144A Issue (c) (e) (f)	1.409%	10/13/26	889,935
1,500,000	Bear Stearns Commercial Mortgage-144A Issue (e)	5.064%	05/14/16	1,497,604
4,936,000	FFCA Secured Lending Corporation	8.910%	06/01/20	5,038,441
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (d)	3.934%	02/18/22	2,524,598
1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (d)	4.184%	02/18/22	1,183,954
602,730	GMAC Commercial Mortgage Securities (d) (l)	5.940%	07/01/13	603,672
500,000	Hilton Hotel Pool Trust-144A Issue (c) (e) (h)	2.520%	10/03/15	504,338
1,000,000	Hilton Hotel Pool Trust-144A Issue (e)	7.458%	10/03/15	1,094,461
1,500,000	JP Morgan Chase Commercial Mortgage Securities-144A Issue (e)	6.221%	10/12/37	1,575,271
2,000,000	Mortgage Capital Funding, Inc. (c)	7.103%	06/18/30	2,124,742
1,000,000	Nationslink Funding Corporation-144A Issue (e)	5.000%	08/20/30	929,212
				19,498,950
	Total Other Mortgage-Backed Securities (Cost: $50,707,282)			48,466,333

Corporate Obligations (1.1%)
Financial (1.1%)
Real Estate (1.1%)
2,250,000	Covenant Retirement Communities, Inc. (c)	7.000%	06/01/06	2,260,724
	Total Corporate Obligations (Cost: $2,250,000)			2,260,724
	Total Long-Term Debt Securities (Cost: $198,858,104)			195,788,922

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (6.5%)
Investment Companies (6.5%)
7,760,145	American Beacon Funds, current rate 2.690%	$7,760,145
80,773	BlackRock Provident Institutional TempFund, current rate 2.655%	80,773
5,100,298	JPMorgan Prime Money Market Fund, current rate 2.640%	5,100,298
	Total Investment Companies (Cost: $12,941,216)	12,941,216
	Total Short-Term Securities (Cost: $12,941,216)	12,941,216
	Total Investments in Securities (Cost: $211,799,320) (m)	$208,730,138
	Liabilities in excess of cash and other assets (-5.0%)	(10,155,788)
	Total Net Assets (100%)	$198,574,350

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held .02% of net assets in foreign securities at March 31, 2005.

(c)          Variable rate security.

(d)         Represents ownership in an illiquid security.  (See note 4 to the investments in securities.)  Information concerning the illiquid securities held at March 31, 2005, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$746
Banco Hipotecario Nacional-144A Issue*	Various	548,218
Banco Hipotecario Nacional-144A Issue*	Various	48,917
FFCA Secured Lending Corporation-144A Issue*	5/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*	5/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,144,211
GRMT Fairbanks Trust -144A Issue*	07/15/03	1,360,568
Multi Security Asset Trust-144A Issue*	02/24/05	976,198
Multi Security Asset Trust-144A Issue*	02/24/05	1,320,116
Whole Loan Auto Trust-144A Issue*	Various	80,775
Asset Securitization Corporation†	11/28/98	817,138
GMAC Commercial Mortgage Securities†	11/12/01	577,515
Oakwood Mortgage Investors, Inc.†	3/25/03	1,797,253
		$13,142,273

* A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

† Represents a private placement security.

(e)          Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)            Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)         At March 31, 2005 the total cost of investments issued on a when-issued or forward commitment basis is $10,818,894.

(h)         Fully or partially pledged as initial margin deposits on open Euro futures purchased contracts.

Holdings of Open Futures Contracts

On March 31, 2005, securities with an aggregate market value of $504,338 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
90 Day Euro	June 2005	4	long	$8,870
90 Day Euro	September 2005	4	long	11,320
90 Day Euro	December 2005	4	long	11,507
90 Day Euro	March 2006	4	long	10,908
90 Day Euro	June 2006	4	long	10,195
90 Day Euro	September 2006	4	long	9,670
90 Day Euro	December 2006	3	long	7,328

See accompanying notes to investments in securities.

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
90 Day Euro	March 2007	3	long	6,652
90 Day Euro	June 2007	3	long	6,128
90 Day Euro	September 2007	3	long	5,640
90 Day Euro	December 2007	3	long	5,078
90 Day Euro	March 2008	3	long	4,552
90 Day Euro	June 2008	3	long	4,027
90 Day Euro	September 2008	3	long	3,615
90 Day Euro	December 2008	3	long	3,165
90 Day Euro	March 2009	3	long	2,640
90 Day Euro	June 2009	3	long	2,265
90 Day Euro	September 2009	3	long	1,890
		60		$115,450

(i)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(j)             Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2005.

(k)          Stepped rate security.  Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(l)             These securities are being fair-valued according to procedures approved by the Board of Directors.

(m)       At March 31, 2005 the cost of securities for federal income tax purposes was $211,917,973. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,622,300
Gross unrealized depreciation	(4,810,135)
Net unrealized depreciation	$(3,187,835)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (99.0%)
Basic Materials (3.4%)
Chemicals (1.7%)
13,286	Air Products and Chemicals, Inc.	$840,871
3,905	Ashland, Inc.	263,470
4,600	Eastman Chemical Company	271,400
12,890	Ecolab, Inc.	426,014
58,202	EI Du Pont de Nemours and Company	2,982,270
7,094	Engelhard Corporation	213,033
2,936	Great Lakes Chemical Corporation	94,304
6,493	Hercules, Inc. (b)	94,084
5,116	International Flavors & Fragrances, Inc.	202,082
10,099	PPG Industries, Inc.	722,280
18,841	Praxair, Inc.	901,730
11,349	Rohm & Haas Company	544,752
4,028	Sigma-Aldrich Corporation	246,715
55,665	The Dow Chemical Company	2,774,900
7,353	The Sherwin-Williams Company	323,458
		10,901,363
Construction (.1%)
6,060	Vulcan Materials Company	344,390
Iron and Steel (.2%)
5,170	Allegheny Technologies, Inc.	124,649
9,308	Nucor Corporation	535,768
6,654	United States Steel Corporation	338,356
		998,773
Mining (.5%)
50,875	Alcoa, Inc.	1,546,091
10,440	Freeport-McMoRan Copper & Gold, Inc.	413,528
25,913	Newmont Mining Corporation	1,094,824
5,692	Phelps Dodge Corporation	579,047
		3,633,490
Paper and Forest (.9%)
6,240	Bemis Company	194,189
15,168	Georgia-Pacific Corporation	538,312
28,623	International Paper Company	1,053,040
28,094	Kimberly-Clark Corporation	1,846,619
6,422	Louisiana-Pacific Corporation	161,449
11,829	MeadWestvaco Corporation	376,399
10,723	Plum Creek Timber Company, Inc.	382,811
3,305	Temple-Inland, Inc.	239,778
14,170	Weyerhaeuser Company	970,645
		5,763,242
Capital Goods (9.1%)
Aerospace/Defense (2.0%)
11,683	General Dynamics Corporation	1,250,665
6,970	Goodrich Corporation	266,881
6,720	L-3 Communications Holdings, Inc.	477,254
23,435	Lockheed Martin Corporation	1,430,941
21,031	Northrop Grumman Corporation	1,135,253
26,450	Raytheon Company	1,023,615
10,203	Rockwell Automation, Inc.	577,898
10,404	Rockwell Collins, Inc.	495,126
48,593	The Boeing Company	2,840,747
29,899	United Technologies Corporation	3,039,532
		12,537,912
Containers - Metal/Glass (—)
6,374	Ball Corporation	264,394
Electrical Equipment (4.2%)
10,486	American Power Conversion Corporation	273,789
5,456	Cooper Industries, Ltd.	390,213
24,478	Emerson Electric Company	1,589,357
618,740	General Electric Company (f)	22,311,764
49,665	Honeywell International, Inc.	1,848,035
9,774	Molex, Inc.	257,643
9,318	Thermo Electron Corporation (b)	235,652
		26,906,453
Engineering/Construction (.3%)
20,020	Caterpillar, Inc.	1,830,629

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
5,038	Fluor Corporation	$279,256
		2,109,885
Machinery (.3%)
14,411	Deere & Company	967,410
10,106	Ingersoll-Rand Company (c)	804,943
		1,772,353
Manufacturing (2.1%)
45,092	3M Company	3,863,933
16,064	Danaher Corporation	857,978
11,891	Dover Corporation	449,361
8,904	Eaton Corporation	582,322
16,037	Illinois Tool Works, Inc.	1,435,793
5,426	ITT Industries, Inc.	489,642
11,137	Leggett & Platt, Inc.	321,637
7,142	Pall Corporation	193,691
6,976	Parker Hannifin Corporation	424,978
4,911	Sealed Air Corporation (b)	255,077
7,891	Textron, Inc.	588,826
117,523	Tyco International, Ltd. (c)	3,972,277
		13,435,515
Trucks and Parts (—)
2,520	Cummins, Inc.	177,282
Waste Management (.2%)
15,841	Allied Waste Industries, Inc. (b)	115,798
33,184	Waste Management, Inc.	957,358
		1,073,156
Communication Services (4.5%)
Cellular (.3%)
65,773	Nextel Communications, Inc. (b)	1,869,269
Telecommunication (1.4%)
47,328	ADC Telecommunications, Inc. (b)	94,183
9,380	Andrew Corporation (b)	109,840
28,021	Avaya, Inc. (b)	327,285
33,404	Ciena Corporation (b)	57,455
11,538	Comverse Technology, Inc. (b)	290,988
82,293	Corning, Inc. (b)	915,921
84,335	JDS Uniphase Corporation (b)	140,839
258,661	Lucent Technologies, Inc. (b)	711,318
143,126	Motorola, Inc.	2,142,596
96,074	Qualcomm, Inc.	3,521,112
8,854	Scientific-Atlanta, Inc.	249,860
26,968	Tellabs, Inc. (b)	196,866
		8,758,263
Telephone (2.8%)
17,661	Alltel Corporation	968,706
46,720	AT&T Corporation	876,000
106,918	BellSouth Corporation	2,810,874
7,824	Centurytel, Inc.	256,940
19,582	Citizens Communications Company	253,391
97,563	Qwest Communications International, Inc. (b)	360,983
192,842	SBC Communications, Inc.	4,568,427
86,280	Sprint Corporation - FON Group	1,962,870
161,700	Verizon Communications, Inc.	5,740,350
		17,798,541
Consumer Cyclical (10.7%)
Auto (.5%)
4,032	Cooper Tire & Rubber Company	74,028
8,742	Dana Corporation	111,810
32,759	Delphi Corporation	146,760
106,880	Ford Motor Company	1,210,950
32,971	General Motors Corporation	969,018
11,157	Johnson Controls, Inc.	622,114
10,250	The Goodyear Tire & Rubber Company (b)	136,838
7,527	Visteon Corporation	42,979
		3,314,497
Building Materials (.2%)
10,510	American Standard Companies, Inc.	488,505
26,152	Masco Corporation	906,690
		1,395,195
Construction (.1%)
7,352	Centex Corporation	421,049

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
2,453	KB Home	$288,129
		709,178
Distribution Durables (.1%)
10,188	Genuine Parts Company	443,076
4,912	WW Grainger, Inc.	305,870
		748,946
Entertainment (.1%)
20,141	International Game Technology	536,959
Hardware and Tools (.1%)
4,733	Black & Decker Corporation	373,860
3,338	Snap-On, Inc.	106,115
4,427	The Stanley Works	200,410
		680,385
Home Builders (.1%)
6,977	Pulte Homes, Inc.	513,717
Houseware (.1%)
4,581	Maytag Corporation	63,997
3,920	Whirlpool Corporation	265,502
		329,499
Leisure (.6%)
5,625	Brunswick Corporation	263,531
30,755	Carnival Corporation	1,593,417
17,045	Harley-Davidson, Inc.	984,519
9,728	Hasbro, Inc.	198,938
24,324	Mattel, Inc.	519,317
7,644	Sabre Holdings Corporation	167,251
		3,726,973
Lodging - Hotel (.4%)
6,703	Harrah’s Entertainment, Inc.	432,880
22,457	Hilton Hotels Corporation	501,914
11,730	Marriott International, Inc.	784,268
12,403	Starwood Hotels & Resorts Worldwide, Inc.	744,552
		2,463,614
Photography/Imagery (.1%)
16,735	Eastman Kodak Company	544,724
Publishing (1.0%)
4,057	Dow Jones & Company, Inc.	151,610
14,663	Gannett Company, Inc.	1,159,550
4,462	Knight-Ridder, Inc.	300,070
2,678	Meredith Corporation	125,196
8,484	New York Times Company	310,345
168,301	News Corporation	2,847,653
11,115	The McGraw-Hill Companies, Inc.	969,784
17,412	Tribune Company	694,216
		6,558,424
Restaurant (—)
8,600	Darden Restaurants, Inc.	263,848
Retail (6.0%)
13,181	Autonation, Inc. (b)	249,648
3,985	Autozone, Inc. (b)	341,514
17,665	Bed Bath & Beyond, Inc. (b)	645,479
17,428	Best Buy Company, Inc.	941,286
6,546	Big Lots, Inc. (b)	78,683
11,091	Circuit City Stores, Inc.	178,011
27,575	Costco Wholesale Corporation	1,218,264
23,354	CVS Corporation	1,228,887
4,059	Dillards, Inc.	109,187
17,597	Dollar General Corporation	385,550
9,775	Family Dollar Stores, Inc.	296,769
9,873	Federated Department Stores	628,318
128,192	Home Depot, Inc.	4,902,062
16,672	JC Penney Company, Inc.	865,610
19,027	Kohl’s Corporation (b)	982,364
22,302	Limited Brands, Inc.	541,939
45,110	Lowe’s Companies, Inc.	2,575,330
13,412	Nike, Inc.	1,117,354
7,324	Nordstrom, Inc.	405,603
18,257	Office Depot, Inc. (b)	404,940
5,439	OfficeMax, Inc.	182,206
9,231	RadioShack Corporation	226,160
3,278	Reebok International, Ltd.	145,215
5,842	Sears Holding Corporation (b)	778,028
28,911	Staples, Inc.	908,673
52,271	Target Corporation	2,614,595
42,990	The Gap, Inc.	938,902
17,045	The May Department Stores Company	631,006
8,467	Tiffany & Company	292,281
28,128	TJX Companies, Inc.	692,793
12,553	Toys ‘R’ Us, Inc. (b)	323,365

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
59,624	Walgreen Company	$2,648,498
197,773	Wal-Mart Stores, Inc.	9,910,405
		38,388,925
Service (.9%)
61,595	Cendant Corporation	1,265,161
8,268	Convergys Corporation (b)	123,441
70,653	eBay, Inc. (b)	2,632,531
24,685	Interpublic Group of Companies, Inc. (b)	303,132
7,007	Monster Worldwide, Inc. (b)	196,546
10,872	Omnicom Group	962,389
9,379	Robert Half International, Inc.	252,858
		5,736,058
Textiles (.3%)
8,697	Cintas Corporation	359,273
11,158	Coach, Inc. (b)	631,878
7,124	Jones Apparel Group, Inc.	238,583
6,334	Liz Claiborne, Inc.	254,183
5,888	VF Corporation	348,216
		1,832,133
Trucks and Parts (.1%)
3,773	Navistar International Corporation (b)	137,337
10,128	Paccar, Inc.	733,166
		870,503
Consumer Staples (10.9%)
Agriculture Products (.3%)
36,376	Archer-Daniels-Midland Company	894,122
15,544	Monsanto Company	1,002,588
		1,896,710
Beverage (2.2%)
45,356	Anheuser-Busch Companies, Inc.	2,149,421
5,308	Brown-Forman Corporation	290,613
20,589	Coca-Cola Enterprises, Inc.	422,486
4,734	Molson Coors Brewing Company	365,323
11,542	Pepsi Bottling Group, Inc.	321,445
97,965	PepsiCo, Inc.	5,195,084
132,250	The Coca-Cola Company	5,510,858
		14,255,230
Broadcasting (.9%)
30,768	Clear Channel Communications, Inc.	1,060,573
129,131	Comcast Corporation (b)	4,362,045
17,037	Univision Communications, Inc. (b)	471,755
		5,894,373
Entertainment (1.1%)
99,532	Viacom, Inc.	3,466,700
119,517	Walt Disney Company	3,433,723
		6,900,423
Food (1.4%)
19,008	Campbell Soup Company	551,612
30,091	ConAgra Foods, Inc.	813,059
21,312	General Mills, Inc.	1,047,485
12,771	Hershey Foods Corporation	772,135
20,435	HJ Heinz Company	752,825
20,489	Kellogg Company	886,559
42,741	Kroger Company (b)	685,138
7,877	McCormick & Company, Inc.	271,205
46,077	Sara Lee Corporation	1,021,066
37,180	Sysco Corporation	1,331,044
11,417	WM Wrigley Jr Company	748,613
		8,880,741
Household Products (.3%)
5,984	Avery Dennison Corporation	370,589
8,932	Clorox Company	562,627
8,432	Fortune Brands, Inc.	679,872
16,041	Newell Rubbermaid, Inc.	351,940
8,640	Pactiv Corporation (b)	201,744
		2,166,772
Personal Care (2.2%)
4,992	Alberto-Culver Company	238,917
27,527	Avon Products, Inc.	1,182,009
30,677	Colgate-Palmolive Company	1,600,419
147,258	Procter & Gamble Company	7,804,674
57,870	The Gillette Company	2,921,278
		13,747,297

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Restaurants (.7%)
74,260	McDonald’s Corporation	$2,312,456
23,330	Starbucks Corporation (b)	1,205,228
6,651	Wendy’s International, Inc.	259,655
17,010	Yum! Brands, Inc.	881,288
		4,658,627
Retail (.2%)
21,484	Albertson’s, Inc.	443,645
26,122	Safeway, Inc. (b)	484,041
7,855	Supervalu, Inc.	261,964
		1,189,650
Service (.2%)
9,658	Apollo Group, Inc. (b)	715,271
12,509	RR Donnelly & Sons Company	395,535
		1,110,806
Tobacco (1.4%)
120,758	Altria Group, Inc.	7,896,366
6,857	Reynolds American, Inc.	552,606
9,634	UST, Inc.	498,078
		8,947,050
Energy (8.7%)
Oil & Gas (7.6%)
5,019	Amerada Hess Corporation	482,878
13,826	Anadarko Petroleum Corporation	1,052,159
19,058	Apache Corporation	1,166,921
22,587	Burlington Resources, Inc.	1,130,931
122,849	ChevronTexaco Corporation	7,163,325
40,619	ConocoPhillips	4,380,353
27,986	Devon Energy Corporation	1,336,332
13,950	EOG Resources, Inc.	679,923
372,752	Exxon Mobil Corporation (f)	22,216,017
9,512	Kerr-McGee Corporation	745,075
20,258	Marathon Oil Corporation	950,505
8,238	Nabors Industries, Ltd. (b) (c)	487,195
7,899	Noble Corporation	444,003
23,189	Occidental Petroleum Corporation	1,650,361
6,174	Rowan Companies, Inc.	184,788
4,111	Sunoco, Inc.	425,571
18,748	Transocean, Inc. (b)	964,772
15,795	Unocal Corporation	974,394
14,983	Valero Energy Corporation	1,097,804
20,278	XTO Energy, Inc.	665,930
		48,199,237
Oil & Gas Services (.9%)
19,742	Baker Hughes, Inc.	878,322
9,466	BJ Services Company	491,096
29,447	Halliburton Company	1,273,583
9,781	National-Oilwell, Inc. (b)	456,773
34,418	Schlumberger, Ltd.	2,425,781
		5,525,555
Pipelines (.2%)
19,332	Dynegy, Inc. (b)	75,588
37,546	El Paso Corporation	397,237
6,467	Kinder Morgan, Inc.	489,552
33,286	Williams Companies, Inc.	626,110
		1,588,487
Financial (19.8%)
Banks (6.3%)
20,728	Amsouth Bancorp	537,892
236,635	Bank of America Corporation	10,435,604
32,016	BB&T Corporation	1,251,185
9,922	Comerica, Inc.	546,504
7,176	Compass Bancshares, Inc.	325,790
30,361	Fifth Third Bancorp	1,304,916
7,185	First Horizon National Corporation	293,076
13,534	Huntington Bancshares, Inc.	323,463
23,718	Keycorp	769,649
5,791	M&T Bank Corporation	591,029
12,130	Marshal & Ilsley Corporation	506,428
24,737	Mellon Financial Corporation	705,994
34,689	National City Corporation	1,162,082
27,473	North Fork Bancorporation, Inc.	762,101
11,872	Northern Trust Corporation	515,720
16,499	PNC Financial Services Group, Inc.	849,369

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
27,121	Regions Financial Corporation	$878,720
19,470	State Street Corporation	851,228
19,801	SunTrust Banks, Inc.	1,427,058
18,146	Synovus Financial Corporation	505,548
45,441	The Bank of New York Company, Inc.	1,320,061
108,191	U.S. Bancorp	3,118,065
92,556	Wachovia Corporation	4,712,026
98,993	Wells Fargo & Company	5,919,781
5,291	Zions Bancorporation	365,185
		39,978,474
Commercial Services (.3%)
7,854	Equifax, Inc.	241,039
9,631	H&R Block, Inc.	487,136
7,978	Moody’s Corporation	645,101
20,761	Paychex, Inc.	681,376
		2,054,652
Finance - Diversified (2.7%)
68,483	American Express Company	3,517,972
14,429	Capital One Financial Corporation	1,078,856
12,308	CIT Group, Inc.	467,704
33,881	Countrywide Financial Corporation	1,099,777
5,502	Federated Investors, Inc.	155,762
13,793	Janus Capital Group, Inc.	192,412
207,451	JP Morgan Chase & Company	7,177,805
74,585	MBNA Corporation	1,831,062
17,109	Providian Financial Corporation (b)	293,590
25,092	SLM Corporation	1,250,585
		17,065,525
Insurance (4.3%)
16,591	ACE, Ltd. (c)	684,711
29,295	Aflac, Inc.	1,091,532
6,330	AMBAC Financial Group, Inc.	473,168
152,044	American International Group, Inc.	8,424,758
18,472	AON Corporation	421,900
11,180	Chubb Corporation	886,239
7,734	Cigna Corporation	690,646
9,256	Cincinnati Financial Corporation	403,654
17,263	Hartford Financial Services Group, Inc.	1,183,551
7,969	Jefferson-Pilot Corporation	390,879
10,166	Lincoln National Corporation	458,893
9,300	Loews Corporation	683,922
30,875	Marsh & McLennan Companies, Inc.	939,218
8,187	MBIA, Inc.	428,016
42,784	Metlife, Inc.	1,672,854
5,666	MGIC Investment Corporation	349,422
17,486	Principal Financial Group	673,036
30,590	Prudential Financial, Inc.	1,755,866
7,401	Safeco Corporation	360,503
39,649	The Allstate Corporation	2,143,425
11,687	The Progressive Corporation	1,072,399
39,081	The St. Paul Travelers Companies, Inc.	1,435,445
6,338	Torchmark Corporation	330,844
17,369	UnumProvident Corporation	295,620
8,107	XL Capital, Ltd. (c)	586,704
		27,837,205
Investment Bankers/Brokers (4.3%)
305,036	Citigroup, Inc.	13,708,318
21,635	E*Trade Financial Corporation (b)	259,620
11,548	Franklin Resources, Inc.	792,770
26,139	Goldman Sachs Group, Inc.	2,875,029
16,114	Lehman Brothers Holdings, Inc.	1,517,294
54,337	Merrill Lynch & Company, Inc.	3,075,474
64,957	Morgan Stanley	3,718,788
7,188	T Rowe Price Group, Inc.	426,823
6,672	The Bear Stearns Companies, Inc.	666,533
67,014	The Charles Schwab Corporation	704,317
		27,744,966
Real Estate Investment Trust - Apartments (.2%)
5,532	Apartment Investment & Management Company	205,790
11,662	Archstone-Smith Trust	397,791

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
16,506	Equity Residential	$531,658
		1,135,239
Real Estate Investment Trust - Office Property (.1%)
23,538	Equity Office Properties Trust	709,200
Real Estate Investment Trust - Regional Mall (.1%)
12,911	Simon Property Group, Inc.	782,148
Real Estate Investment Trust - Warehouse/Industrial (.1%)
10,729	Prologis	398,046
Savings and Loans (.5%)
16,484	Golden West Financial Corporation	997,282
21,877	Sovereign Bancorp, Inc.	484,794
50,977	Washington Mutual, Inc.	2,013,592
		3,495,668
U.S. Government Obligations (.9%)
56,503	Fannie Mae	3,076,588
40,163	Freddie Mac	2,538,302
		5,614,890
Health Care (12.6%)
Biotechnology (1.0%)
73,128	Amgen, Inc. (b)	4,256,781
19,471	Biogen Idec, Inc. (b)	671,944
8,592	Chiron Corporation (b)	301,236
14,470	Genzyme Corporation (b)	828,263
14,518	Medimmune, Inc. (b)	345,674
2,901	Millipore Corporation (b)	125,903
		6,529,801
Drugs (6.0%)
91,004	Abbott Laboratories	4,242,606
7,655	Allergan, Inc.	531,793
6,442	AmerisourceBergen Corporation	369,062
114,072	Bristol-Myers Squibb Company	2,904,273
25,313	Cardinal Health, Inc.	1,412,465
26,677	Caremark Rx, Inc. (b)	1,061,211
66,124	Eli Lilly & Company	3,445,060
4,462	Express Scripts, Inc. (b)	389,042
20,511	Forest Laboratories, Inc. (b)	757,881
25,272	Gilead Sciences, Inc. (b)	904,738
9,091	Hospira, Inc. (b)	293,367
14,100	King Pharmaceuticals, Inc. (b)	117,171
16,074	Medco Health Solutions, Inc. (b)	796,788
128,896	Merck & Company, Inc.	4,172,364
15,716	Mylan Laboratories	278,488
435,522	Pfizer, Inc.	11,441,163
86,103	Schering-Plough Corporation	1,562,769
6,348	Watson Pharmaceuticals, Inc. (b)	195,074
77,993	Wyeth	3,289,745
		38,165,060
Health Care - Diversified (.1%)
7,852	Laboratory Corporation of America Holdings (b)	378,466
Hospital Management (.3%)
24,030	HCA, Inc.	1,287,287
14,244	Health Management Associates, Inc.	372,908
27,337	Tenet Healthcare Corporation (b)	315,196
		1,975,391
Managed Care (1.3%)
17,184	Aetna, Inc.	1,287,941
9,369	Humana, Inc. (b)	299,246
5,043	Manor Care, Inc.	183,363
17,233	McKesson Corporation	650,546
37,448	UnitedHealth Group, Inc.	3,571,790
17,805	Wellpoint, Inc. (b)	2,231,857
		8,224,743

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
Medical Products/Supplies (3.8%)
3,154	Bausch & Lomb, Inc.	$231,188
36,175	Baxter International, Inc.	1,229,226
14,765	Becton Dickinson & Company	862,571
14,749	Biomet, Inc.	535,389
44,366	Boston Scientific Corporation (b)	1,299,480
6,106	CR Bard, Inc.	415,696
18,832	Guidant Corporation	1,391,685
173,592	Johnson & Johnson	11,658,439
70,608	Medtronic, Inc.	3,597,478
21,067	St. Jude Medical, Inc. (b)	758,412
21,874	Stryker Corporation	975,799
14,401	Zimmer Holdings, Inc. (b)	1,120,542
		24,075,905
Special Services (.1%)
6,844	Fisher Scientific International (b)	389,560
5,375	Quest Diagnostics	565,074
		954,634
Technology (14.4%)
Computer Hardware (3.7%)
7,395	Affiliated Computer Services, Inc. (b)	393,710
47,703	Apple Computer, Inc. (b)	1,987,784
143,546	Dell, Inc. (b)	5,515,037
17,451	Gateway, Inc. (b)	70,328
169,031	Hewlett-Packard Company	3,708,540
95,307	International Business Machines Corporation	8,709,154
7,450	Lexmark International, Inc. (b)	595,776
10,865	NCR Corporation (b)	366,585
13,475	Pitney Bowes, Inc.	607,992
197,186	Sun Microsystems, Inc. (b)	796,631
14,164	Symbol Technologies, Inc.	205,236
55,886	Xerox Corporation (b)	846,673
		23,803,446
Computer Networking (1.5%)
377,340	Cisco Systems, Inc. (b)	6,750,613
76,118	Yahoo!, Inc. (b)	2,580,400
		9,331,013
Computer Peripherals (.4%)
140,424	EMC Corporation Massachusettes (b)	1,730,024
21,374	Network Appliance, Inc. (b)	591,205
		2,321,229
Computer Services & Software (4.9%)
14,205	Adobe Systems, Inc.	954,150
13,396	Autodesk, Inc.	398,665
34,039	Automatic Data Processing, Inc.	1,530,053
12,932	BMC Software, Inc. (b)	193,980
9,880	Citrix Systems, Inc. (b)	235,342
31,069	Computer Associates International, Inc.	841,970
11,153	Computer Sciences Corporation (b)	511,365
22,610	Compuware Corporation (b)	162,792
17,977	Electronic Arts, Inc. (b)	930,849
13,540	IMS Health, Inc.	330,241
4,926	Mercury Interactive Corporation (b)	233,394
590,685	Microsoft Corporation	14,276,856
22,121	Novell, Inc. (b)	131,841
262,305	Oracle Corporation (b)	3,273,566
15,789	Parametric Technology Corporation (b)	88,261
30,051	Siebel Systems, Inc. (b)	274,366
16,862	Sungard Data Systems, Inc. (b)	581,739
41,420	Symantec Corporation (b)	883,489
268,289	Time Warner, Inc. (b)	4,708,472
19,689	Unisys Corporation (b)	139,004
24,641	Veritas Software Corporation (b)	572,164
		31,252,559
Electrical Equipment (.1%)
10,707	Jabil Circuit, Inc. (b)	305,364
30,555	Sanmina-SCI Corporation (b)	159,497

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
56,686	Solectron Corporation (b)	$196,700
		661,561
Electrical Instruments (.2%)
25,231	Agilent Technologies, Inc. (b)	560,128
11,460	Applera Corporation - Applied Biosystems Group	226,220
7,527	PerkinElmer, Inc.	155,282
5,214	Tektronix, Inc.	127,899
7,051	Waters Corporation (b)	252,355
		1,321,884
Electronic Components - Semiconductor (3.1%)
22,997	Advanced Micro Devices, Inc. (b)	370,712
21,732	Altera Corporation (b)	429,859
21,745	Analog Devices, Inc.	785,864
97,361	Applied Materials, Inc. (b)	1,582,116
17,983	Applied Micro Circuits Corporation (b)	59,164
16,978	Broadcom Corporation (b)	507,982
23,441	Freescale Semiconductor (b)	404,357
363,507	Intel Corporation	8,444,268
11,474	Kla-Tencor Corporation (b)	527,919
17,926	Linear Technology Corporation	686,745
22,470	LSI Logic Corporation (b)	125,607
19,072	Maxim Integrated Products, Inc.	779,473
35,831	Micron Technology, Inc. (b)	370,493
20,740	National Semiconductor Corporation	427,451
8,153	Novellus Systems, Inc. (b)	217,930
9,687	Nvidia Corporation (b)	230,163
10,486	PMC - Sierra, Inc. (b)	92,277
5,330	QLogic Corporation (b)	215,865
11,334	Teradyne, Inc. (b)	165,476
100,483	Texas Instruments, Inc.	2,561,312
20,344	Xilinx, Inc.	594,655
		19,579,688
Service - Data Processing (.5%)
30,217	Electronic Data Systems Corporation	624,585
46,811	First Data Corporation	1,840,140
11,213	Fiserv, Inc. (b)	446,277
10,823	Intuit, Inc. (b)	473,723
		3,384,725
Transportation (1.7%)
Air Freight (1.0%)
17,591	FedEx Corporation	1,652,674
65,337	United Parcel Service, Inc. Georgia	4,752,613
		6,405,287
Airlines (.1%)
8,133	Delta Air Lines, Inc. (b)	32,939
43,007	Southwest Airlines Company	612,420
		645,359
Railroads (.6%)
22,088	Burlington Northern Santa Fe Corporation	1,191,206
12,587	CSX Corporation	524,249
23,366	Norfolk Southern Corporation	865,710
15,237	Union Pacific Corporation	1,062,019
		3,643,184
Trucking (—)
3,745	Ryder System, Inc.	156,166
Utilities (3.2%)
Electric Companies (3.0%)
7,995	Allegheny Energy, Inc. (b)	165,177
11,400	Ameren Corporation	558,714
22,378	American Electric Power Company, Inc.	762,195
16,890	Centerpoint Energy, Inc.	203,187
11,171	Cinergy Corporation	452,649
11,409	CMS Energy Corporation (b)	148,773
14,159	Consolidated Edison, Inc.	597,227
10,314	Constellation Energy Group, Inc.	533,234
19,882	Dominion Resources, Inc.	1,479,817
10,143	DTE Energy Company	461,304
54,753	Duke Energy Corporation	1,533,632
19,019	Edison International	660,340
12,443	Entergy Corporation	879,222

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
38,809	Exelon Corporation	$1,780,945
19,254	FirstEnergy Corporation	807,705
22,835	FPL Group, Inc.	916,825
15,834	NiSource, Inc.	360,857
21,057	PG&E Corporation	718,044
5,292	Pinnacle West Capital Corporation	224,963
11,036	PPL Corporation	595,834
14,421	Progress Energy, Inc.	604,961
13,913	Public Service Enterprise Group, Inc.	756,728
12,055	TECO Energy, Inc.	189,022
37,874	The AES Corporation (b)	620,376
43,363	The Southern Company	1,380,244
14,024	TXU Corporation	1,116,731
23,402	Xcel Energy, Inc.	402,046
		18,910,752
Natural Gas (.2%)
9,371	KeySpan Corporation	365,188
2,543	Nicor, Inc.	94,320
2,247	Peoples Energy Corporation	94,194
13,894	Sempra Energy	553,537
		1,107,239
Power Products - Industrial (—)
31,190	Calpine Corporation (b)	87,332
Total Common Stocks (Cost: $398,913,085)		631,650,254

See accompanying notes to investments in securities.

Principal/ Shares		Rate	Maturity	Market Value(a)
Short-Term Securities (17.3%)
Security Lending Collateral (17.2%)
Commercial Paper (4.5%)
$3,815,400	Cedar Springs Capital Company (e)	2.820%	04/26/05	$3,808,036
2,225,650	Corporate Asset Security, Ltd. (e)	2.720%	04/08/05	2,224,448
2,225,650	Corporate Asset Security, Ltd. (e)	2.810%	04/04/05	2,225,138
4,451,300	George Street Financing LLC (e)	2.820%	04/15/05	4,446,493
3,179,500	Legacy Capital LLC (e)	2.820%	04/22/05	3,174,349
3,815,400	Lehman Brothers Holdings	1.000%	08/16/05	3,815,400
1,907,700	Morgan Stanley	1.580%	05/10/05	1,907,700
3,815,400	Neptune Funding Corporation (e)	2.660%	04/01/05	3,815,400
3,359,460	Ticonderoga Funding LLC (e)	2.630%	04/04/05	3,358,687
				28,775,651
Corporate Notes (1.2%)
3,179,500	Metropolitan Life Global Funding I	2.580%	03/06/06	3,178,705
3,179,500	Morgan Stanley (d)	2.417%	08/13/10	3,179,532
1,271,800	Premium Asset Trust	2.426%	05/13/05	1,271,787
				7,630,024
Repurchase Agreements (11.5%)
21,721,957	Greenwich Capital, Wells Fargo and JP Morgan Repurchase Agreement account; dated 3/31/05, rate 2.9%, due 4/1/05; proceeds $21,723,707 (Collateralized by Corporate Obligations)			21,721,957
26,122,896	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/05, rate 2.925%, due 4/1/05; proceeds $26,125,018 (Collateralized by Corporate Obligations)			26,122,896
25,410,836	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 3/31/05, rate 2.85%, due 4/1/05; proceeds $25,412,848 (Collateralized by Corporate Obligations)			25,410,836
				73,255,689
	Total Security Lending Collateral (Cost: $109,661,364)			109,661,364
Investment Company (.1%)
492,498	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 2.600%			492,498
	Total Invesment Company (Cost: $492,498)			492,498
	Total Short-Term Securities (Cost: $110,153,862)			110,153,862
	Total Investments in Securities (Cost: $509,066,947) (g)			$741,804,116
	Payable upon return of securities loaned (17.2%)			(109,661,364)
	Cash and other assets in excess of liabilities (.9%)			6,179,139
	Total Net Assets (100%)			$638,321,891

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 1.0% of net assets in foreign securities at March 31, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.6% of the Portfolio’s net assets at March 31, 2005.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On March 31, 2005, securities with an aggregate market value of $18,980,746 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	June 2005	99	Long	$70,092	$4,172

(g)         At March 31, 2005 the cost of securities for federal income tax purposes was $513,772,660. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$265,279,578
Gross unrealized depreciation	(37,248,122)
Net unrealized appreciation	$228,031,456

See accompanying notes to investments in securities.

Maturing Government Bond 2006 Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (100.4%)
U.S. Government and Agencies Obligations (100.4%)
$650,000	Federal Home Loan Mortgage Corporation Strip (c)	2.992%	01/15/07	$605,437
613,000	Federal National Mortgage Association Strip (c)	5.825%	04/08/07	565,265
200,000	Financing Corporation Strip (c)	3.003%	05/11/06	191,957
686,000	Financing Corporation Strip (c)	5.181%	11/11/06	643,836
921,000	Financing Corporation Strip (c)	7.804%	09/07/07	833,397
1,000,000	Israel Government Aid Bond (b) (c)	8.464%	11/15/06	939,414
500,000	Resolution Funding Corporation Strip (c)	7.597%	07/15/07	458,313
645,000	U.S. Treasury Strip (c)	2.696%	08/15/05	638,065
20,000	U.S. Treasury Strip (c)	7.486%	11/15/06	18,842
	Total U.S. Government and Agencies Obligations (Cost: $4,728,479)			4,894,526
	Total Long-Term Debt Securities (Cost: $4,728,479)			4,894,526

Shares
Short-Term Securities (.1%)
Investment Company (.1%)
2,919	BlackRock Provident Institutional TempFund, current rate 2.655%	2,919
	Total Investment Company (Cost: $2,919)	2,919
	Total Short-Term Securities (Cost: $2,919)	2,919
	Total Investments in Securities (Cost: $4,731,398)(d)	$4,897,445

	Liabilities in excess of cash and other assets (-.5%)	(22,132)
	Total Net Assets (100%)	$4,875,313

See accompanying notes to investments in securities

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 19.3% of net assets in foreign securities at March 31, 2005.

(c)          For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2005.

(d)         At March 31, 2005 the cost of securities for federal income tax purposes was $4,741,911. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$168,696
Gross unrealized depreciation	(13,162)
Net unrealized appreciation	$155,534

Maturing Government Bond 2010 Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (100.1%)
U.S. Government and Agencies Obligations (100.1%)
$717,000	Federal National Mortgage Association Strip (c)	4.972%	05/15/11	$540,637
719,000	Federal National Mortgage Association Strip (c)	6.084%	11/29/09	586,286
412,000	Financing Corporation Strip (c)	5.563%	11/02/10	323,211
1,000,000	Financing Corporation Strip (c)	5.821%	04/05/11	761,317
350,000	Government Trust Certificate (c)	9.420%	05/15/10	277,405
132,000	Government Trust Certificate (c)	9.520%	05/15/10	104,621
524,000	Government Trust Certificate (c)	9.560%	11/15/10	406,668
515,000	Israel Government Aid Bond (b) (c)	6.760%	03/15/10	416,224
1,100,000	Israel Government Aid Bond (b) (c)	6.968%	08/15/11	826,195
1,032,000	Resolution Funding Corporation Strip (c)	5.577%	04/15/11	794,853
475,000	Tennessee Valley Authority (c)	8.700%	04/15/10	379,204
635,000	U.S. Treasury Strip (c)	3.841%	08/15/10	510,065
	Total U.S. Government and Agencies Obligations (Cost: $5,488,748)			5,926,686
	Total Long-Term Debt Securities (Cost: $5,488,748)			5,926,686

Shares
Short-Term Securities (.2%)
Investment Company (.2%)
9,659	BlackRock Provident Institutional TempFund, current rate 2.655%	9,659
	Total Investment Company (Cost: $9,659)	9,659
	Total Short-Term Securities (Cost: $9,659)	9,659
	Total Investments in Securities (Cost: $5,498,407)(d)	$5,936,345

	Liabilities in excess of cash and other assets (-.3%)	(15,842)
	Total Net Assets (100%)	$5,920,503

See accompanying notes to investments in securities

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 21.0% of net assets in foreign securities at March 31, 2005.

(c)          For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2005.

(d)         At March 31, 2005 the cost of securities for federal income tax purposes was $5,498,407. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$446,416
Gross unrealized depreciation	(8,478)
Net unrealized appreciation	$437,938

International Bond Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.6%)
Austria (3.4%)
Banks (3.4%)
222,000,000	Oesterreichische Kontrollbank AG (Japanese Yen)	1.800%	03/22/10	$2,205,013
Belgium (4.4%)
Government (4.4%)
2,100,000	Belgium Government Bond (Euro)	4.750%	09/28/06	2,823,095
Canada (3.6%)
Government (3.6%)
240,000,000	Quebec Province (Japanese Yen)	1.600%	05/09/13	2,321,066
Denmark (4.4%)
Government (4.4%)
2,190,000	Kingdom of Denmark (Euro)	3.125%	10/15/09	2,857,467
Finland (4.3%)
Government (4.3%)
1,900,000	Finland Government Bond (Euro)	5.750%	02/23/11	2,804,611
France (7.4%)
Government (7.4%)
3,560,000	France Government Bond (Euro)	4.000%	10/25/14	4,813,021
Greece (4.1%)
Electric Companies (.1%)
80,000	Public Power Corporation (Euro)	4.500%	03/12/09	108,411
Government (4.0%)
2,000,000	Hellenic Republic Government Bond (Euro)	3.700%	07/20/15	2,573,444
				2,681,855
Ireland (3.7%)
Government (3.7%)
1,800,000	Ireland Government Bond (Euro)	3.250%	04/18/09	2,370,559
Italy (3.8%)
Government (3.8%)
250,000,000	Italy Government International Bond (Japanese Yen)	1.800%	02/23/10	2,474,825
Japan (9.7%)
Government (9.7%)
150,000,000	Development Bank of Japan (Japanese Yen)	1.050%	06/20/23	1,218,338
230,000,000	Development Bank of Japan (Japanese Yen)	1.700%	09/20/22	2,103,265
160,000,000	Development Bank of Japan (Japanese Yen)	2.875%	12/20/06	1,565,432
150,000,000	Japan Finance Corporation for Municipal
	Enterprises (Japanese Yen)	1.350%	11/26/13	1,425,050
				6,312,085

See accompanying notes to investments in securities

				Market
Principal(b)		Coupon	Maturity	Value(a)
Mexico (9.3%)
Government (9.3%)
28,500,000	Mexican Bonos (Mexican Peso)	9.000%	12/24/09	$2,438,234
1,700,000	Mexican Bonos (Mexican Peso)	9.500%	12/18/14	141,700
20,200,000	Mexican Fixed Rate Bonds (Mexican Peso)	8.000%	12/19/13	1,562,362
22,900,000	Mexican Fixed Rate Bonds (Mexican Peso)	9.000%	12/20/12	1,890,760
				6,033,056
Netherlands (3.9%)
Government (3.9%)
1,900,000	Netherlands Government Bond (Euro)	3.750%	07/15/09	2,547,815
New Zealand (9.6%)
Government (9.6%)
1,900,000	New Zealand Government Bond (New Zealand Dollar)	6.000%	04/15/15	1,334,184
2,500,000	New Zealand Government Bond (New Zealand Dollar)	6.500%	04/15/13	1,811,807
4,190,000	New Zealand Government Bond (New Zealand Dollar)	7.000%	07/15/09	3,059,714
				6,205,705
Poland (4.5%)
Government (4.5%)
5,520,000	Poland Government Bond (Poland Zloty) (c)	5.148%	08/12/05	1,720,565
2,880,000	Poland Government Bond (Poland Zloty)	6.000%	05/24/09	932,839
700,000	Poland Government Bond (Poland Zloty)	8.500%	05/12/07	236,435
				2,889,839
Portugal (3.7%)
Government (3.7%)
1,700,000	Obrigacoes Do Tesouro (Euro)	4.375%	06/16/14	2,391,321
Spain (4.4%)
Government (4.4%)
2,100,000	Spain Government Bond (Euro)	4.800%	10/31/06	2,830,329
Sweden (4.6%)
Government (4.6%)
2,150,000	Kingdom of Sweden (Euro)	5.000%	01/28/09	3,006,612
United Kingdom (8.8%)
Government (8.8%)
1,100,000	United Kingdom Gilt (British Sterling Pound)	5.000%	09/07/14	2,128,362
180,000	United Kingdom Gilt (British Sterling Pound)	7.500%	12/07/06	355,729
1,700,000	United Kingdom Gilt (British Sterling Pound)	4.750%	09/07/15	3,229,196
				5,713,287
	Total Long-Term Debt Securities (Cost: $61,884,057)			63,281,561

See accompanying notes to investments in securities

Principal(b)/		Market
Shares		Value(a)
Short-Term Securities (14.5%)
Security Lending Collateral (13.2%)
Investment Trust (13.2%)
8,538,774	Delaware Business Trust II, current rate 2.860%	$8,538,774
	Total Security Lending Collateral (Cost: $8,538,774)	8,538,774
Investment Company (1.3%)
844,087	Dreyfus Cash Management, current rate 2.620%	844,087
	Total Investment Company (Cost: $844,087)	844,087
	Total Short-Term Securities (Cost: $9,382,861)	9,382,861
	Total Investments in Securities (Cost: $71,266,918)(d)	$72,664,422
	Payable upon return of securities loaned (13.2%)	(8,538,774)
	Cash and other assets in excess of liabilities (1.1%)	707,392
	Total Net Assets (100%)	$64,833,040

See accompanying notes to investments in securities

Forward Foreign Currency Contracts

On March 31, 2005, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
04/11/05	638,810	USD	500,000	EUR	$10,556	$—
04/19/05	2,475,533	EUR	1,720,000	GBP	34,232	—
04/19/05	725,479	EUR	500,000	GBP	2,362	—
04/19/05	2,970,000	GBP	4,195,330	EUR	—	162,011
04/19/05	883,461	GBP	170,500,000	JPY	—	73,844
04/19/05	859,505	GBP	170,500,000	JPY	—	28,616
04/19/05	865,118	GBP	170,500,000	JPY	—	39,213
04/19/05	650,000,000	JPY	3,277,655	GBP	110,888	—
04/19/05	170,500,000	JPY	872,658	GBP	53,449	—
05/11/05	1,475,761	EUR	2,400,000	CAD	71,002	—
05/17/05	8,800,000	NZD	4,782,739	EUR	—	21,253
05/18/05	1,786,591	EUR	7,275,000	PLN	—	16,669
05/18/05	7,275,000	PLN	1,768,911	EUR	—	6,271
05/31/05	10,843,286	EUR	1,498,000,000	JPY	—	28,325
					$282,489	$376,202

Forward Foreign Currency Contracts – Currency Legend
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

See accompanying notes to investments in securities

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.

(c)          For zero coupon issues (strips) the interest rate is the yield to maturity at March 31, 2005.

(d)         At March 31, 2005 the cost of securities for federal income tax purposes was $70,940,349.  The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,545,408
Gross unrealized depreciation	(821,335)
Net unrealized appreciation	$1,724,073

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (95.6%)
Basic Materials (4.5%)
Chemicals (3.0%)
6,477	Airgas, Inc.	$154,736
4,227	Albemarle Corporation	153,694
5,792	Cabot Corporation	193,627
2,276	Cabot Microcelectronics Corporation (b)	71,421
10,569	Crompton Corporation	154,310
3,968	Cytec Industries, Inc.	215,264
3,859	Ferro Corporation	72,626
3,397	FMC Corporation (b)	181,570
6,200	Lubrizol Corporation	251,968
20,025	Lyondell Chemical Company	559,098
1,890	Minerals Technologies, Inc.	124,324
6,532	Olin Corporation	145,664
10,792	RPM International, Inc.	197,278
4,336	Sensient Technologies Corporation	93,484
2,543	The Scotts Company (b)	178,595
4,741	Valspar Corporation	220,646
		2,968,305
Construction (.2%)
4,344	Martin Marietta Materials, Inc.	242,916
Iron and Steel (.1%)
4,107	Steel Dynamics, Inc.	141,486
Paper and Forest (1.2%)
5,125	Bowater, Inc.	193,059
3,436	Glatfelter	50,681
4,703	Longview Fibre Company	88,228
7,811	Packaging Corporation of America	189,729
2,667	Potlatch Corporation	125,536
4,623	Rayonier, Inc.	228,977
9,116	Sonoco Products Company	262,997
		1,139,207
Capital Goods (6.3%)
Aerospace/Defense (.2%)
813	Sequa Corporation (b)	42,154
7,801	Titan Corporation (b)	141,666
		183,820
Electrical Equipment (.7%)
6,512	Energizer Holdings, Inc. (b)	389,418
5,661	Hubbell, Inc.	289,277
		678,695
Engineering/Construction (.5%)
4,481	Dycom Industries, Inc. (b)	103,018
3,410	Granite Construction, Inc.	89,581
5,237	Jacobs Engineering Group, Inc. (b)	271,905
8,960	Quanta Services, Inc. (b)	68,365
		532,869
Hardware and Tools (.2%)
3,454	Kennametal, Inc.	164,030
Machinery (.8%)
8,316	AGCO Corporation (b)	151,767
6,353	Graco, Inc.	256,407
1,702	Tecumseh Products Company	67,416
6,620	Zebra Technologies Corporation (b)	314,384
		789,974
Manufacturing (2.7%)
6,359	Ametek, Inc.	255,950
2,860	Carlisle Companies, Inc.	199,542
5,100	Crane Company	146,829
7,072	Donaldson Company, Inc.	228,284
4,432	Federal Signal Corporation	67,233
5,090	Flowserve Corporation (b)	131,678
3,822	Harsco Corporation	227,829
2,827	Lancaster Colony Corporation	120,289
2,984	Nordson Corporation	109,871
9,327	Pentair, Inc.	363,753
6,920	SPX Corporation	299,498
3,546	Teleflex, Inc.	181,484
5,226	The Brink’s Company	180,820
3,918	Trinity Industries, Inc.	110,370
		2,623,430
Metal Fabrication (.6%)
6,085	Precision Castparts Corporation	468,606
7,361	Worthington Industries	141,920
		610,526

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods–continued
Waste Management (.6%)
12,957	Republic Services, Inc.	$433,800
4,131	Stericycle, Inc. (b)	182,590
		616,390
Communication Services (1.6%)
Telecommunication (1.1%)
6,308	Adtran, Inc.	111,273
4,623	CommScope, Inc. (b)	69,160
12,260	Harris Corporation	400,289
3,950	Newport Corporation (b)	57,236
4,518	Plantronics, Inc.	172,045
9,174	Powerwave Technologies, Inc. (b)	71,007
17,270	RF Micro Devices, Inc. (b)	90,149
9,576	UTStarcom, Inc. (b)	104,857
		1,076,016
Telephone (.5%)
22,587	Cincinnati Bell, Inc. (b) (f)	95,995
5,029	Telephone & Data Systems, Inc.	410,366
		506,361
Consumer Cyclical (17.4%)
Auto (.8%)
6,450	ArvinMeritor, Inc.	99,782
1,434	Bandag, Inc.	67,369
5,173	BorgWarner, Inc.	251,822
6,183	Lear Corporation	274,278
2,940	Modine Manufacturing Company	86,230
		779,481
Building Materials (.2%)
3,827	York International Corporation	149,942
Construction (2.4%)
26,998	DR Horton, Inc.	789,422
13,276	Lennar Corporation	752,484
4,378	Ryland Group, Inc.	271,524
4,242	Thor Industries, Inc.	126,878
5,691	Toll Brothers, Inc. (b)	448,735
		2,389,043
Distribution Durables (.9%)
6,812	CDW Corporation (f)	386,104
6,289	Fastenal Company	347,845
5,372	Tech Data Corporation (b)	199,086
		933,035
Entertainment (.6%)
10,664	GTECH Holdings Corporation	250,924
4,072	International Speedway Corporation	220,906
4,579	Macrovision Corporation (b)	104,355
		576,185
Home Builders (.2%)
4,456	Hovnanian Enterprises, Inc. (b)	227,256
Houseware (.1%)
4,888	Furniture Brands International, Inc.	106,607
Leisure (.1%)
6,485	Callaway Golf Company	83,008
Lodging - Hotel (1.3%)
6,100	Boyd Gaming Corporation	318,115
28,899	Caesars Entertainment, Inc. (b)	571,911
6,220	Mandalay Resort Group	438,448
		1,328,474
Office Equipment (.4%)
6,438	Herman Miller, Inc.	193,913
4,776	HNI Corporation	214,681
		408,594
Publishing (1.4%)
9,888	Belo Corporation	238,696
4,178	Lee Enterprises, Inc.	181,325
2,206	Media General, Inc.	136,441
3,473	Scholastic Corporation (b)	128,119
9,169	The Readers Digest Association, Inc.	158,715
636	Washington Post	568,584
		1,411,880
Retail (7.8%)
5,440	99 Cents Only Stores (b)	71,645

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical–continued
8,026	Abercrombie & Fitch Company	$459,408
6,772	Advance Auto Parts (b)	341,647
5,127	Aeropostale, Inc. (b)	167,909
12,219	American Eagle Outfitters	361,071
6,352	American Greetings	161,849
6,499	AnnTaylor Stores Corporation (b)	166,309
5,842	Barnes & Noble, Inc. (b)	201,491
6,399	BJ’s Wholesale Club, Inc. (b)	198,753
6,914	Borders Group, Inc.	184,051
9,599	Carmax, Inc. (b)	302,368
16,447	Chico’s FAS, Inc. (b)	464,792
9,115	Claire’s Stores, Inc.	210,010
7,385	Copart, Inc. (b)	173,991
10,401	Dollar Tree Stores, Inc. (b)	298,821
14,358	Foot Locker, Inc.	420,689
12,413	Michaels Stores, Inc.	450,592
4,508	Neiman-Marcus Group, Inc.	412,527
4,849	O’Reilly Automotive, Inc. (b)	240,171
6,837	Pacific Sunwear of California (b)	191,299
6,271	Payless Shoesource, Inc. (b)	99,019
13,436	Petsmart, Inc.	386,285
7,952	Pier 1 Imports, Inc.	144,965
4,118	Regis Corporation	168,550
13,518	Ross Stores, Inc.	393,915
12,868	Saks, Inc.	232,267
2,826	Timberland Company (b)	200,448
5,992	Urban Outfitters, Inc. (b)	287,436
10,781	Williams-Sonoma, Inc. (b)	396,202
		7,788,480
Service (.7%)
8,442	Adesa, Inc.	197,205
4,544	Catalina Marketing Corporation	117,690
6,600	Harte-Hanks, Inc.	181,896
4,532	Rollins, Inc.	84,295
4,384	Sotheby’s Holdings (b)	74,353
		655,439
Textiles (.5%)
5,476	Mohawk Industries, Inc. (b)	461,627
Consumer Staples (8.1%)
Beverage (.7%)
9,480	Constellation Brands, Inc. (b)	501,208
9,755	PepsiAmericas, Inc.	221,048
		722,256
Broadcasting (.4%)
4,677	Emmis Communications Corporation (b)	89,892
4,065	Entercom Communications Corporation (b)	144,389
8,063	Westwood One, Inc. (b)	164,082
		398,363
Food (1.9%)
13,725	Dean Foods Company (b)	470,768
9,666	Hormel Foods Corporation	300,709
9,225	Smithfield Foods, Inc. (b)	291,049
5,382	The JM Smucker Company	270,715
3,917	Tootsie Roll Industries, Inc.	117,510
27,966	Tyson Foods, Inc. (f)	466,473
		1,917,224
Household Products (.4%)
3,239	Blyth, Inc.	103,130
5,837	Church & Dwight, Inc.	207,038
5,194	Tupperware Corporation	105,750
		415,918
Restaurants (1.5%)
7,466	Applebees International, Inc.	205,763
3,256	Bob Evans Farms, Inc.	76,353
8,128	Brinker International, Inc. (b)	294,396
4,376	CBRL Group, Inc.	180,729
5,687	Krispy Kreme Doughnuts, Inc. (b)	43,392
6,271	Outback Steakhouse, Inc.	287,149
5,906	Ruby Tuesday, Inc.	143,457

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples–continued
7,164	The Cheesecake Factory (b)	$253,964
		1,485,203
Retail (.7%)
4,123	Ruddick Corporation	95,447
5,920	Whole Foods Market, Inc.	604,610
		700,057
Service (2.4%)
2,296	Banta Corporation	98,269
9,439	Career Education Corporation (b)	323,380
8,356	Corinthian Colleges, Inc. (b)	131,356
5,882	Devry, Inc. (b)	111,287
6,250	Education Management Corporation (b)	174,688
4,231	ITT Educational Services, Inc. (b)	205,204
2,518	Kelly Services, Inc.	72,493
3,200	Korn/Ferry International (b)	60,896
4,540	Laureate Education, Inc. (b)	194,267
8,279	Manpower, Inc.	360,302
9,444	MPS Group, Inc. (b)	99,256
6,443	Rent-A-Center, Inc. (b)	175,958
6,618	United Rentals, Inc. (b)	133,750
4,722	Valassis Communications, Inc. (b)	165,081
		2,306,187
Tobacco (.1%)
2,360	Universal Corporation	108,017
Energy (8.7%)
Mining (.8%)
5,776	Arch Coal, Inc.	248,426
10,986	Peabody Energy Corporation	509,311
		757,737
Oil & Gas (4.3%)
13,928	ENSCO International, Inc.	524,528
5,041	Forest Oil Corporation (b)	204,160
4,674	Helmerich & Payne, Inc.	185,511
8,050	Murphy Oil Corporation	794,776
5,812	Newfield Exploration Company (b)	431,599
5,438	Noble Energy, Inc.	369,893
15,532	Patterson-UTI Energy, Inc.	388,611
13,338	Pioneer Natural Resources Company	569,799
7,100	Plains Exploration & Production Company (b)	247,790
5,858	Pogo Producing Company	288,448
11,684	Pride International, Inc. (b)	290,231
		4,295,346
Oil & Gas Services (2.4%)
4,976	Cooper Cameron Corporation (b)	284,677
6,298	FMC Technologies, Inc. (b)	208,968
11,379	Grant Prideco, Inc. (b)	274,917
7,193	Hanover Compressor Company (b)	86,820
9,766	Smith International, Inc.	612,621
5,584	Tidewater, Inc.	216,994
12,724	Weatherford International, Ltd. (b) (f)	737,229
		2,422,226
Pipelines (1.2%)
5,622	Equitable Resources, Inc.	322,928
7,204	National Fuel Gas Company	205,962
7,801	Questar Corporation	462,209
5,944	Western Gas Resources, Inc.	204,771
		1,195,870
Financial (15.8%)
Auto Finance (.3%)
13,991	AmeriCredit Corporation (b)	327,949
Banks (4.6%)
11,922	Associated Banc-Corporation	372,324
4,924	Bank of Hawaii Corporation	222,860
4,181	California City National Corporation	291,917
14,612	Commerce Bancorp, Inc. New Jersey	474,452
4,530	Cullen/Frost Bankers, Inc.	204,530
7,748	FirstMerit Corporation	207,336

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial–continued
4,696	Greater Bay Bancorp	$114,629
14,289	Hibernia Corporation	457,391
6,126	Investors Financial Services Corporation	299,623
7,293	Mercantile Bankshares Corporation	370,922
3,327	Silicon Valley Bancshares (b)	146,588
11,690	TCF Financial Corporation	317,384
13,404	The Colonial BancGroup, Inc.	275,050
7,978	Washington Federal, Inc.	185,967
4,952	Webster Financial Corporation	224,870
3,082	Westamerica Bancorporation	159,555
6,203	Wilmington Trust Corporation	217,725
		4,543,123
Finance - Diversified (1.0%)
12,265	Eaton Vance Corporation	287,492
5,725	IndyMac Bancorp, Inc.	194,650
8,719	Leucadia National Corporation	299,498
6,116	Raymond James Financial, Inc.	185,315
		966,955
Insurance (4.9%)
4,915	Allmerica Financial Corporation (b)	176,694
5,374	American Financial Group, Inc.	165,519
3,632	AmerUs Group Company	171,612
8,484	Arthur J Gallagher & Company	244,339
5,732	Brown & Brown, Inc.	264,188
5,169	Everest Re Group, Ltd. (c)	439,934
16,067	Fidelity National Financial, Inc.	529,247
7,511	First American Corporation	247,412
6,258	HCC Insurance Holdings, Inc.	226,289
3,942	Horace Mann Educators Corporation	69,931
5,751	Ohio Casualty Corporation (b)	132,158
16,792	Old Republic International Corporation	391,086
6,395	Protective Life Corporation	251,324
8,146	Radian Group, Inc. (f)	388,890
2,619	Stancorp Financial Group, Inc.	222,039
8,664	The PMI Group, Inc.	329,319
5,327	Unitrin, Inc.	241,846
7,296	WR Berkley Corporation	361,882
		4,853,709
Investment Bankers/Brokers (1.5%)
7,003	AG Edwards, Inc.	313,734
4,739	Jefferies Group, Inc.	178,566
5,252	LaBranche & Company, Inc. (b)	48,844
10,015	Legg Mason, Inc.	782,572
7,613	Waddell & Reed Financial, Inc.	150,281
		1,473,997
Real Estate Investment Trust - Apartments (.3%)
12,619	United Dominion Realty Trust, Inc.	263,359

Real Estate Investment Trust - Diversified (.3%)
7,936	Liberty Property Trust	309,901
Real Estate Investment Trust - Hotels (.2%)
5,818	Hospitality Properties Trust	234,931
Real Estate Investment Trust - Office Property (.4%)
4,947	Highwoods Properties, Inc.	132,679
5,174	Mack-Cali Realty Corporation	219,119
		351,798
Real Estate Investment Trust - Shopping Centers (.9%)
9,929	Developers Diversified Realty Corporation	394,678
9,486	New Plan Excel Realty Trust	238,193
7,781	Weingarten Realty Investors	268,522
		901,393
Real Estate Investment Trust - Warehouse/Industrial (.3%)
7,729	AMB Property Corporation	292,156
Savings and Loans (.9%)
9,390	Astoria Financial Corporation	237,567

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial–continued
7,198	Independence Community Bank Corporation	$280,722
22,443	New York Community Bancorp, Inc.	407,565
		925,854
Commercial Services (.2%)
4,626	Deluxe Corporation	184,392
Health Care (11.1%)
Biotechnology (1.2%)
6,088	Charles River Laboratories International, Inc. (b)	286,380
4,751	Invitrogen Corporation (b)	328,769
2,858	Martek Biosciences Corporation (b)	166,307
28,244	Millennium Pharmaceuticals, Inc. (b) (f)	237,814
9,705	Protein Design Labs, Inc. (b)	155,183
7,396	Vertex Pharmaceuticals, Inc. (b)	69,227
		1,243,680
Drugs (2.6%)
8,506	Barr Laboratories, Inc. (b)	415,348
5,343	Cephalon, Inc. (b)	250,213
20,319	IVAX Corporation (b) (f)	401,707
9,594	Omnicare, Inc.	340,107
3,120	Par Pharmaceutical Companies, Inc. (b)	104,333
8,181	Perrigo Company	156,666
9,678	Sepracor, Inc. (b) (f)	555,614
8,420	Valeant Pharmaceuticals International	189,618
6,976	VCA Antech, Inc. (b)	141,124
		2,554,730
Hospital Management (1.0%)
6,137	Community Health Systems, Inc. (b)	214,243
3,291	LifePoint Hospitals, Inc. (b)	144,277
7,238	Triad Hospitals, Inc. (b)	362,624
5,372	Universal Health Services, Inc.	281,493
		1,002,637
Managed Care (1.5%)
9,782	Coventry Health Care, Inc. (b)	666,546
10,225	Health Net, Inc. (b)	334,460
7,982	Pacificare Health Systems (b)	454,335
		1,455,341
Medical Products/Supplies (3.7%)
5,701	Beckman Coulter, Inc.	378,831
10,446	Cytyc Corporation (b)	240,362
6,985	Dentsply International, Inc.	380,054
5,487	Edwards Lifesciences Corporation (b)	237,148
4,589	Gen-Probe, Inc. (b)	204,486
7,975	Henry Schein, Inc. (b)	285,824
5,412	Hillenbrand Industries, Inc.	300,204
3,299	Inamed Corporation (b)	230,534
12,654	Patterson Companies, Inc. (b)	632,067
6,381	Steris Corporation (b)	161,120
3,538	Techne Corporation (b)	142,157
12,300	Varian Medical Systems, Inc. (b)	421,644
4,609	Visx, Inc. (b)	108,035
		3,722,466
Special Services (1.1%)
4,463	Apria Healthcare Group, Inc. (b)	143,262
5,782	Covance, Inc. (b)	275,281
9,241	Lincare Holdings, Inc. (b)	408,729
6,246	Renal Care Group, Inc. (b)	236,973
		1,064,245
Technology (13.4%)
Computer Hardware (1.0%)
6,604	Diebold, Inc.	362,229
3,130	Imation Corporation	108,768
15,003	Sandisk Corporation (b)	417,083

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology–continued
5,354	The Reynolds & Reynolds Company	$144,879
		1,032,959
Computer Networking (.9%)
35,030	3COM Corporation (b) (f)	124,707
6,087	Alliance Data Systems Corporation (b)	245,915
8,170	Choicepoint, Inc. (b)	327,699
9,037	Polycom, Inc. (b)	153,177
		851,498
Computer Peripherals (.4%)
4,588	Avocent Corporation (b)	117,728
9,814	Storage Technology Corporation (b)	302,271
		419,999
Computer Services & Software (5.1%)
17,475	Activision, Inc. (b)	258,630
7,897	Acxiom Corporation	165,284
2,612	Advent Software, Inc. (b)	47,486
5,410	Ascential Software Corporation (b) (f)	100,247
24,896	Cadence Design Systems, Inc. (b) (f)	372,195
13,740	Ceridian Corporation (b)	234,267
5,746	Certegy, Inc.	198,927
7,731	Checkfree Corporation (b)	315,116
12,245	Cognizant Technology Solutions Corporation (b)	565,719
4,704	CSG Systems International (b)	76,628
6,358	Dun & Bradstreet Corporation (b)	390,699
3,377	F5 Networks, Inc. (b)	170,505
7,856	Gartner, Inc. (b)	75,182
5,140	Keane, Inc. (b)	66,974
6,778	Macromedia, Inc. (b)	227,063
14,752	McAfee, Inc. (b)	332,805
10,963	McData Corporation (b)	41,331
7,029	Mentor Graphics Corporation (b)	96,297
7,896	MoneyGram International, Inc.	149,155
6,135	National Instruments Corporation	165,952
5,157	Retek, Inc. (b)	57,862
6,404	RSA Security, Inc. (b)	101,503
7,741	SEI Investments Company	279,915
8,759	Sybase, Inc. (b)	161,691
13,365	Synopsys, Inc. (b)	241,906
3,260	Transaction Systems Architects, Inc. (b)	75,469
7,181	Wind River Systems, Inc. (b)	108,289
		5,077,097
Computer Systems (.1%)
7,472	Jack Henry & Associates, Inc.	134,421

Electrical Defense (.3%)
3,482	Alliant Techsystems, Inc. (b)	248,789
Electrical Equipment (.5%)
7,172	Gentex Corporation	228,787
7,969	Kemet Corporation (b)	61,760
3,988	Plexus Corporation (b)	45,902
15,296	Vishay Intertechnology, Inc. (b) (f)	190,129
		526,578
Electrical Instruments (1.2%)
8,149	Amphenol Corporation	301,839
5,929	Harman International Industries, Inc.	524,479
5,633	LTX Corporation (b)	25,011
5,487	Thomas & Betts Corporation (b)	177,230
3,235	Varian, Inc. (b)	122,574
		1,151,133
Electronic Components - Semiconductor (2.7%)
41,323	Atmel Corporation (b) (f)	121,903
8,419	Credence Systems Corporation (b)	66,594
7,047	Cree, Inc. (b)	153,272

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology–continued
11,833	Cypress Semiconductor Corporation (b)	$149,096
11,024	Fairchild Semiconductor International, Inc. (b)	168,998
6,470	Integrated Circuit Systems, Inc. (b)	123,706
9,682	Integrated Device Technology, Inc. (b)	116,474
6,234	International Rectifier Corporation (b)	283,647
13,862	Intersil Corporation	240,090
12,862	Lam Research Corporation (b)	371,197
10,445	Lattice Semiconductor Corporation (b)	56,090
7,298	Micrel, Inc. (b)	67,288
19,086	Microchip Technology, Inc. (f)	496,427
6,820	Semtech Corporation (b)	121,873
4,169	Silicon Laboratories, Inc. (b)	123,861
12,666	Triquint Semiconductor, Inc. (b)	42,811
		2,703,327
Electronics - Computer Distribution (.5%)
10,670	Arrow Electronics, Inc. (b)	270,484
11,108	Avnet, Inc. (b)	204,609
		475,093
Service - Data Processing (.7%)
6,974	DST Systems, Inc. (b)	322,059
6,198	Fair Isaac Corporation	213,459
11,125	The BISYS Group, Inc. (b)	174,440
		709,958
Transportation (2.8%)
Air Freight (.9%)
7,857	CH Robinson Worldwide, Inc.	404,871
9,814	Expeditors International Washington, Inc.	525,540
		930,411
Airlines (.3%)
7,895	Airtran Holdings, Inc. (b)	71,450
2,385	Alaska Air Group, Inc. (b)	70,214
9,033	JetBlue Airways Corporation (b)	171,988
		313,652
Shipping (.4%)
4,003	Alexander & Baldwin, Inc.	164,924
3,197	Overseas Shipholding Group	201,123
		366,047
Transport Services (.3%)
4,474	Yellow Roadway Corporation (b)	261,908

Trucking (.9%)
4,759	CNF, Inc.	222,674
4,553	GATX Corporation	151,114
6,339	JB Hunt Transport Services, Inc.	277,458
5,711	Swift Transportation Company, Inc. (b)	126,442
5,835	Werner Enterprises, Inc.	113,374
		891,062
Utilities (5.9%)
Electric Companies (4.8%)
10,700	Alliant Energy Corporation	286,546
22,265	Aquila, Inc. (b)	85,275
2,990	Black Hills Corporation	98,879
11,650	DPL, Inc.	291,250
7,080	Duquesne Light Holdings, Inc.	126,874
13,529	Energy East Corporation	354,730
6,855	Great Plains Energy, Inc.	209,626
7,433	Hawaiian Electric Industries	189,690
3,888	Idacorp, Inc.	110,303
10,894	MDU Resources Group, Inc.	300,892
11,823	Northeast Utilities	227,829
4,906	NSTAR	266,396
8,286	OGE Energy Corporation	223,308
17,306	Pepco Holdings, Inc.	363,253
5,878	PNM Resources, Inc.	156,825
9,199	Puget Energy, Inc.	202,746
10,398	SCANA Corporation	397,412

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities–continued
10,814	Sierra Pacific Resources (b)	$116,250
7,909	Westar Energy, Inc.	171,151
10,774	Wisconsin Energy Corporation	382,477
3,471	WPS Resources Corporation	183,685
		4,745,397
Natural Gas (.9%)
7,087	AGL Resources, Inc.	247,549
9,596	Oneok, Inc.	295,749
7,007	Vectren Corporation	186,666
4,484	WGL Holdings, Inc.	138,825
		868,789
Water Utilities (.2%)
8,588	Aqua America, Inc.	209,204

Total Common Stocks (Cost: $79,873,926)		94,887,418
S&P Depository Receipt (.1%)
600	S&P MidCap 400 Index Depository Receipt	72,240

Total S&P Depository Receipt (Cost: $57,272)		72,240

See accompanying notes to investments in securities.

Principal/				Market
Shares		Rate	Maturity	Value(a)
Short-Term Securities (20.2%)
Security Lending Collateral (16.2%)
Commercial Paper (4.3%)
$560,880	Cedar Springs Capital Company (e)	2.820%	04/26/05	$559,798
327,180	Corporate Asset Security, Ltd. (e)	2.720%	04/08/05	327,003
327,180	Corporate Asset Security, Ltd. (e)	2.810%	04/04/05	327,105
654,360	George Street Financing LLC (e)	2.820%	04/15/05	653,653
467,400	Legacy Capital LLC (e)	2.820%	04/22/05	466,643
560,880	Lehman Brothers Holdings	1.000%	08/16/05	560,880
280,440	Morgan Stanley	1.580%	05/10/05	280,440
560,880	Neptune Funding Corporation (e)	2.660%	04/01/05	560,880
493,855	Ticonderoga Funding LLC (e)	2.630%	04/04/05	493,741
				4,230,143
Corporate Notes (1.1%)
467,400	Metropolitan Life Global Funding I	2.580%	03/06/06	467,283
467,400	Morgan Stanley (d)	2.417%	08/13/10	467,405
186,960	Premium Asset Trust	2.426%	05/13/05	186,958
				1,121,646
Repurchase Agreements (10.8%)
3,193,220	Greenwich Capital, Wells Fargo and JP Morgan Repurchase Agreement account; dated 3/31/05, rate 2.900%, due 4/1/05; proceeds $3,193,477 (Collateralized by Corporate Obligations)			3,193,220
3,840,177	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/05, rate 2.925%, due 4/1/05; proceeds $3,840,489 (Collateralized by Corporate Obligations)			3,840,177
3,735,501	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 3/31/2005, rate 2.850%, due 4/1/05; proceeds $3,735,797 (Collateralized by Corporate Obligations)			3,735,501
				10,768,898
	Total Security Lending Collateral (Cost: $16,120,687)			16,120,687
Investment Companies (4.0%)
3,500,000	American Beacon Funds, current rate 2.690%			3,500,000
508,798	Federated Money Market Obligation Trust – Prime Obligation Fund, current rate 2.600%			508,798
	Total Investment Companies (Cost: $4,008,798)			4,008,798
	Total Short-Term Securities (Cost: $20,129,485)			20,129,485
	Total Investments in Securities (Cost: $100,060,683) (g)			$115,089,143
	Payable upon return of securities loaned (16.2%)			(16,120,687)
	Cash and other assets in excess of liabilities (.3%)			268,655
	Total Net Assets (100%)			$99,237,111

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held .4% of net assets in foreign securities at March 31, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.4% of the Portfolio’s net assets at March 31, 2005.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On March 31, 2005, securities with an aggregate market value of $2,258,040 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® EMINI	June 2005	61	Long	$921	$64,404

(g)         At March 31, 2005 the cost of securities for federal income tax purposes was $100,372,704. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$20,400,303
Gross unrealized depreciation	(5,683,864)
Net unrealized appreciation	$14,716,439

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.2%)
Consumer Cyclical (10.1%)
Home Builders (.1%)
1,200	WCI Communities, Inc. (b)	$36,096
Lodging - Hotel (10.0%)
163,400	Hilton Hotels Corporation	3,651,990
13,300	Marriott International, Inc.	889,238
76,300	Starwood Hotels & Resorts Worldwide, Inc.	4,580,289
		9,121,517
Financial (88.1%)
Real Estate (5.7%)
81,800	Brookfield Properties Company (c)	3,149,300
20,734	Forest City Enterprises, Inc.	1,322,829
58,900	Thomas Properties Group, Inc.	729,182
		5,201,311
Real Estate Investment Trust - Apartments (17.4%)
74,500	American Campus Communities, Inc.	1,564,500
43,700	Archstone-Smith Trust	1,490,607
25,800	Avalonbay Communities, Inc.	1,725,762
58,610	Boardwalk Real Estate Investment Trust (c)	896,251
56,300	Camden Property Trust	2,647,789
97,200	Educational Realty Trust, Inc. (b)	1,616,436
79,700	Equity Residential	2,567,137
3,800	Essex Property Trust, Inc.	262,580
21,300	Home Properties, Inc.	826,440
111,475	United Dominion Realty Trust, Inc.	2,326,483
		15,923,985
Real Estate Investment Trust - Diversified (5.7%)
18,600	Capital Automotive	616,032
10,600	Colonial Properties Trust	407,146
36,700	Cousins Properties, Inc.	949,429
26,900	Liberty Property Trust	1,050,445
125,900	Northstar Realty Finance Corporation (b)	1,218,712
23,600	PS Business Parks, Inc.	951,080
		5,192,844
Real Estate Investment Trust - Health Care (2.5%)
39,300	LTC Properties, Inc.	681,855
62,400	Ventas, Inc.	1,557,504
		2,239,359
Real Estate Investment Trust - Hotels (5.3%)
108,500	Hersha Hospitality Trust	1,081,745
79,500	Host Marriott Corporation	1,316,520
83,900	Strategic Hotel Capital, Inc.	1,233,330
32,400	Sunstone Hotel Investors, Inc.	695,022
52,200	Winston Hotels, Inc.	610,740
		4,937,357
Real Estate Investment Trust - Mortgage (3.6%)
58,000	Gramercy Capital Corporation	1,131,000
27,100	Newcastle Investment Corporation	802,160
79,600	Spirit Finance Corporation (b)	864,456
48,300	Spirit Finance Corporation - 144A Issue (f) (g)	524,538
		3,322,154
Real Estate Investment Trust - Office Property (13.2%)
22,700	Alexandria Real Estate Equities, Inc.	1,461,426
19,500	Arden Realty, Inc.	660,075
90,400	BioMed Realty Trust, Inc.	1,862,240
49,600	Boston Properties, Inc.	2,987,408
80,300	Brandywine Realty Trust	2,280,520
8,800	Mack-Cali Realty Corporation	372,680
31,300	Maguire Properties, Inc.	747,444
49,900	Prentiss Properties Trust	1,704,584
		12,076,377
Real Estate Investment Trust - Regional Mall (13.3%)
107,820	General Growth Properties, Inc.	3,676,662
77,000	Simon Property Group, Inc.	4,664,660
71,700	The Mills Corporation	3,792,930
		12,134,252

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Self Storage (2.2%)
63,061	Extra Space Storage, Inc.	$851,324
10,200	Public Storage, Inc.	580,788
33,100	U-Store-It Trust	575,940
		2,008,052
Real Estate Investment Trust - Shopping Centers (11.9%)
83,600	Developers Diversified Realty Corporation	3,323,100
75,900	Equity One, Inc.	1,562,781
47,850	Kimco Realty Corporation	2,579,115
110,200	Kite Realty Group Trust	1,586,880
4,800	Pan Pacific Retail Properties, Inc.	272,400
21,100	Regency Centers Corporation	1,004,993
22,612	Tanger Factory Outlet Centers, Inc.	497,372
		10,826,641
Real Estate Investment Trust - Warehouse/Industrial (7.3%)
25,500	Catellus Development Corporation	679,575
53,600	First Potomac Realty Trust	1,224,760
128,000	Prologis	4,748,800
		6,653,135
Total Common Stocks (Cost: $71,266,482)		89,673,080

See accompanying notes to investments in securities.

Principal/				Market
Shares		Rate	Maturity	Value(a)
Short-Term Securities (5.6%)
Security Lending Collateral (4.3%)
Commercial Paper (1.1%)
$136,164	Cedar Springs Capital Company (d) (e)	2.820%	04/26/05	$135,901
79,429	Corporate Asset Security, Ltd. (d) (e)	2.720%	04/08/05	79,386
79,429	Corporate Asset Security, Ltd. (d) (e)	2.810%	04/04/05	79,411
158,858	George Street Financing LLC (d) (e)	2.820%	04/15/05	158,686
113,470	Legacy Capital LLC (d) (e)	2.820%	04/22/05	113,286
136,164	Lehman Brothers Holdings	1.000%	08/16/05	136,164
68,082	Morgan Stanley	1.580%	05/10/05	68,082
136,164	Neptune Funding Corporation (d) (e)	2.660%	04/01/05	136,164
119,892	Ticonderoga Funding LLC (d) (e)	2.630%	04/04/05	119,865
				1,026,945
Corporate Note (.3%)
113,470	Metropolitan Life Global Funding I	2.580%	03/06/06	113,442
113,470	Morgan Stanley (d)	2.417%	08/13/10	113,471
45,388	Premium Asset Trust	2.426%	05/13/05	45,388
				272,301
Repurchase Agreement (2.9%)
775,213	Greenwich Capital, Wells Fargo and JP Morgan Repurchase Agreement account; dated 3/31/05, rate 2.900%, due 4/1/05; proceeds $775,275 (Collateralized by Corporate Obligations)			775,213
932,274	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 3/31/05, rate 2.925%, due 4/1/05; proceeds $932,350 (Collateralized by Corporate Obligations)	2.925%		932,274
906,862	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/31/05, rate 2.850%, due 4/1/05; proceeds $906,934 (Collateralized by Corporate Obligations)			906,862
				2,614,349
	Total Security Lending Collateral (Cost: $3,913,595)			3,913,595
Investment Companies (1.3%)
1,175,729	Federated Money Market Obligation Trust — Prime Obligation Fund, current rate 2.600%			1,175,729
	Total Investment Company (Cost: $1,175,729)			1,175,729
	Total Short-Term Securities (Cost: $5,089,324)			5,089,324
	Total Investments in Securities (Cost: $76,355,806) (h)			$94,762,404
	Payable upon return of securities loaned (4.3%)			(3,913,595)
	Cash and other assets in excess of liabilities (.5%)			438,885
	Total Net Assets (100%)			$91,287,694

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 4.4% of net assets in foreign securities at March 31, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent .9% of the Portfolio’s net assets at March 31, 2005.

(f)            Represents ownership in an illiquid security (see note 4 to the investments in securities.)  Information concerning the illiquid security held at March 31, 2005, which includes acquisition date and cost, is as follows:

Security:	Acquisition Date	Acquisition Cost
Spirit Financial Corporation – 144A Issue*	Various	$483,000

*A 144A Issue represents a security which has not been registered with the Securities and Exchange    Commission under the Securities Act of 1933.

(g)         This security is being fair-valued according to procedures approved by the Board of Directors.

(h)         At March 31, 2005 the cost of securities for federal income tax purposes was $76,516,419. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$18,492,858
Gross unrealized depreciation	(246,873)
Net unrealized appreciation	$18,245,985

See accompanying notes to investments in securities

Advantus Series Fund, Inc.

Notes to Investments in Securities(Unaudited)

March 31, 2005

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of nine portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except International Bond. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (Minnesota Life) separate accounts in connection with Minnesota Life variable contracts and policies.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures adopted by the Board of Directors.  If either the Advisor or sub-Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after he closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it immediately notifies the Advisor’s Valuation Committee, which then meets promptly to determine whether fair value pricing is needed in accordance with the Portfolio’s valuation procedures and, if so, to approve the pricing methodology to be used.  Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market portfolio will maintain the $1.00 net asset value.

Forward Foreign Currency Exchange Contracts

International Bond may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is also subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing service.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding Money Market) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value obtained from an independent pricing source and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

  Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U. S. Government sponsored enterprises securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2005, the Bond Portfolio and Mortgage Securities Portfolio have entered into outstanding, when-issued or forward commitments of $11,641,782 and $10,814,032 respectively. The Portfolios have segregated assets with the custodian to cover such when-issued and forward commitments.

(3)         Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percent of the loaned securities.  Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required.  If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities.  The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day.  The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agents.

The value of securities on loan at March 31, 2005 is as follows:

Market Value of Securities Loaned at March 31, 2005

Bond	$42,002,315
Money Market	—
Mortgage Securities	—
Index 500	105,491,867
Maturing Government Bond 2006	—
Maturing Government Bond 2010	—
International Bond	7,943,234
Index 400 Mid-Cap	15,413,165
Real Estate Securities	3,793,347

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolios.  Wells Fargo Management, LLC receives 25% of income on securities lending activities that covers the expenses associated with securities lending activities.  For the period from January 1, 2005 through March 31, 2005 the Bond, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 and Real Estate Securities Portfolios earned $17,354, $53, $20,630, $242, $2,417, $6,121 and $2,269 in securities lending income, respectively.

(4)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2005, investments in securities of Bond, Mortgage, and Real Estate Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Mortgage and Real Estate Securities were $14,656,495, $12,572,491 and $524,538 respectively, which represent 4.7%, 6.3% and .6% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

ITEM 2.    CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

(a) File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

(b) Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President

Date:  May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Dianne M. Orbison
Dianne M. Orbison, President
(Principal Executive Officer)

By (Signature and Title)	/s/Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  May 27, 2005